Shareholder Report	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALVERT FUND
Entity Central Index Key	0000701039
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000077416
Shareholder Report [Line Items]
Fund Name	Calvert High Yield Bond Fund
Class Name	Class A
Trading Symbol	CYBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.01%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ Fund selections within certain sectors ― especially the retail, health care, and paper sectors ― detracted from performance relative to the Index

↓ Fund allocations to certain credit ratings hurt results, particularly a modest position in lower-rated bonds. Selections among CCC-rated bonds also detracted

↓ Fund selections by duration segment detracted from Index-relative returns, especially investments in high yield bonds with durations of less than two years

↓ Allocations by duration segment hurt results, particularly underweight positions in bonds with durations between two and five years, and greater than 10 years

↑ Fund allocations to certain sectors contributed to performance relative to the Index during the period

↑ The Fund’s underweight position in the energy sector was especially helpful to performance. Overweight positions in health care and retail also contributed

↑ Fund selections within certain credit ratings aided Index-relative performance, especially investments in lower-rated bonds during the period

↑ An overweight position in CCC-rated bonds, and an underweight position in BB-rated bonds contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Index
9/14	$9,675	$10,000	$10,000
10/14	$9,669	$10,098	$10,114
11/14	$9,579	$10,152	$10,042
12/14	$9,414	$10,134	$9,894
1/15	$9,441	$10,327	$9,962
2/15	$9,582	$10,267	$10,199
3/15	$9,576	$10,309	$10,145
4/15	$9,686	$10,297	$10,267
5/15	$9,728	$10,279	$10,297
6/15	$9,611	$10,164	$10,140
7/15	$9,615	$10,224	$10,078
8/15	$9,505	$10,194	$9,900
9/15	$9,285	$10,233	$9,643
10/15	$9,490	$10,266	$9,906
11/15	$9,238	$10,229	$9,684
12/15	$9,183	$10,178	$9,434
1/16	$9,118	$10,290	$9,285
2/16	$9,113	$10,363	$9,328
3/16	$9,419	$10,490	$9,740
4/16	$9,622	$10,562	$10,130
5/16	$9,702	$10,570	$10,203
6/16	$9,748	$10,756	$10,313
7/16	$9,963	$10,844	$10,574
8/16	$10,112	$10,856	$10,809
9/16	$10,160	$10,859	$10,879
10/16	$10,195	$10,787	$10,913
11/16	$10,163	$10,544	$10,870
12/16	$10,257	$10,576	$11,084
1/17	$10,341	$10,613	$11,233
2/17	$10,438	$10,695	$11,408
3/17	$10,420	$10,691	$11,384
4/17	$10,520	$10,780	$11,513
5/17	$10,587	$10,863	$11,616
6/17	$10,657	$10,854	$11,628
7/17	$10,725	$10,908	$11,762
8/17	$10,718	$11,002	$11,759
9/17	$10,793	$10,963	$11,865
10/17	$10,819	$10,976	$11,911
11/17	$10,827	$10,960	$11,879
12/17	$10,849	$11,008	$11,913
1/18	$10,886	$10,902	$11,990
2/18	$10,807	$10,799	$11,878
3/18	$10,748	$10,853	$11,805
4/18	$10,742	$10,781	$11,883
5/18	$10,692	$10,840	$11,882
6/18	$10,678	$10,824	$11,923
7/18	$10,779	$10,847	$12,056
8/18	$10,858	$10,900	$12,143
9/18	$10,901	$10,853	$12,214
10/18	$10,761	$10,763	$12,014
11/18	$10,704	$10,811	$11,905
12/18	$10,540	$10,980	$11,644
1/19	$10,907	$11,132	$12,178
2/19	$11,057	$11,144	$12,384
3/19	$11,139	$11,345	$12,505
4/19	$11,267	$11,361	$12,680
5/19	$11,212	$11,535	$12,519
6/19	$11,420	$11,698	$12,826
7/19	$11,492	$11,733	$12,892
8/19	$11,565	$11,998	$12,942
9/19	$11,631	$11,946	$12,983
10/19	$11,672	$11,985	$13,013
11/19	$11,707	$11,982	$13,049
12/19	$11,862	$12,000	$13,322
1/20	$11,866	$12,216	$13,322
2/20	$11,752	$12,399	$13,116
3/20	$10,654	$12,156	$11,573
4/20	$11,017	$12,400	$12,013
5/20	$11,397	$12,516	$12,563
6/20	$11,434	$12,620	$12,685
7/20	$11,938	$12,842	$13,291
8/20	$11,991	$12,768	$13,422
9/20	$11,899	$12,745	$13,282
10/20	$11,963	$12,699	$13,344
11/20	$12,323	$12,865	$13,878
12/20	$12,471	$12,909	$14,143
1/21	$12,505	$12,828	$14,197
2/21	$12,497	$12,663	$14,247
3/21	$12,504	$12,515	$14,271
4/21	$12,613	$12,621	$14,428
5/21	$12,623	$12,669	$14,469
6/21	$12,779	$12,761	$14,667
7/21	$12,802	$12,889	$14,719
8/21	$12,849	$12,881	$14,799
9/21	$12,820	$12,771	$14,804
10/21	$12,776	$12,760	$14,778
11/21	$12,667	$12,776	$14,627
12/21	$12,893	$12,767	$14,902
1/22	$12,546	$12,487	$14,492
2/22	$12,393	$12,317	$14,362
3/22	$12,276	$11,986	$14,229
4/22	$11,836	$11,539	$13,711
5/22	$11,836	$11,603	$13,746
6/22	$11,148	$11,371	$12,810
7/22	$11,811	$11,657	$13,582
8/22	$11,519	$11,354	$13,256
9/22	$11,065	$10,865	$12,723
10/22	$11,350	$10,745	$13,086
11/22	$11,555	$11,146	$13,330
12/22	$11,477	$11,108	$13,230
1/23	$11,876	$11,453	$13,747
2/23	$11,689	$11,171	$13,569
3/23	$11,865	$11,434	$13,722
4/23	$11,958	$11,503	$13,855
5/23	$11,814	$11,384	$13,723
6/23	$11,967	$11,366	$13,946
7/23	$12,108	$11,378	$14,145
8/23	$12,116	$11,309	$14,185
9/23	$11,977	$11,040	$14,020
10/23	$11,837	$10,874	$13,847
11/23	$12,320	$11,363	$14,477
12/23	$12,714	$11,794	$15,011
1/24	$12,722	$11,766	$15,013
2/24	$12,720	$11,625	$15,058
3/24	$12,887	$11,739	$15,237
4/24	$12,792	$11,465	$15,085
5/24	$12,947	$11,655	$15,256
6/24	$13,082	$11,761	$15,403
7/24	$13,261	$12,028	$15,705
8/24	$13,452	$12,205	$15,955
9/24	$13,570	$12,373	$16,216

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	13.27%	3.12%	3.44%
Class A with 3.25% Maximum Sales Charge	9.57%	2.45%	3.10%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
ICE BofA U.S. High Yield Index	15.66%	4.54%	4.95%

AssetsNet	$ 471,015,351
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 2,004,323
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$471,015,351
# of Portfolio Holdings	320
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,004,323

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.3%
CCC or Lower	13.2%
B	38.0%
BB	43.8%
BBB	3.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000077417
Shareholder Report [Line Items]
Fund Name	Calvert High Yield Bond Fund
Class Name	Class C
Trading Symbol	CHBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.76%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ Fund selections within certain sectors ― especially the retail, health care, and paper sectors ― detracted from performance relative to the Index

↓ Fund allocations to certain credit ratings hurt results, particularly a modest position in lower-rated bonds. Selections among CCC-rated bonds also detracted

↓ Fund selections by duration segment detracted from Index-relative returns, especially investments in high yield bonds with durations of less than two years

↓ Allocations by duration segment hurt results, particularly underweight positions in bonds with durations between two and five years, and greater than 10 years

↑ Fund allocations to certain sectors contributed to performance relative to the Index during the period

↑ The Fund’s underweight position in the energy sector was especially helpful to performance. Overweight positions in health care and retail also contributed

↑ Fund selections within certain credit ratings aided Index-relative performance, especially investments in lower-rated bonds during the period

↑ An overweight position in CCC-rated bonds, and an underweight position in BB-rated bonds contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Index
9/14	$10,000	$10,000	$10,000
10/14	$9,985	$10,098	$10,114
11/14	$9,886	$10,152	$10,042
12/14	$9,703	$10,134	$9,894
1/15	$9,723	$10,327	$9,962
2/15	$9,863	$10,267	$10,199
3/15	$9,850	$10,309	$10,145
4/15	$9,953	$10,297	$10,267
5/15	$9,988	$10,279	$10,297
6/15	$9,861	$10,164	$10,140
7/15	$9,854	$10,224	$10,078
8/15	$9,734	$10,194	$9,900
9/15	$9,503	$10,233	$9,643
10/15	$9,702	$10,266	$9,906
11/15	$9,436	$10,229	$9,684
12/15	$9,373	$10,178	$9,434
1/16	$9,300	$10,290	$9,285
2/16	$9,289	$10,363	$9,328
3/16	$9,594	$10,490	$9,740
4/16	$9,796	$10,562	$10,130
5/16	$9,870	$10,570	$10,203
6/16	$9,913	$10,756	$10,313
7/16	$10,123	$10,844	$10,574
8/16	$10,269	$10,856	$10,809
9/16	$10,311	$10,859	$10,879
10/16	$10,340	$10,787	$10,913
11/16	$10,301	$10,544	$10,870
12/16	$10,392	$10,576	$11,084
1/17	$10,466	$10,613	$11,233
2/17	$10,560	$10,695	$11,408
3/17	$10,535	$10,691	$11,384
4/17	$10,629	$10,780	$11,513
5/17	$10,689	$10,863	$11,616
6/17	$10,756	$10,854	$11,628
7/17	$10,816	$10,908	$11,762
8/17	$10,803	$11,002	$11,759
9/17	$10,871	$10,963	$11,865
10/17	$10,891	$10,976	$11,911
11/17	$10,895	$10,960	$11,879
12/17	$10,907	$11,008	$11,913
1/18	$10,936	$10,902	$11,990
2/18	$10,855	$10,799	$11,878
3/18	$10,787	$10,853	$11,805
4/18	$10,774	$10,781	$11,883
5/18	$10,717	$10,840	$11,882
6/18	$10,697	$10,824	$11,923
7/18	$10,790	$10,847	$12,056
8/18	$10,864	$10,900	$12,143
9/18	$10,900	$10,853	$12,214
10/18	$10,751	$10,763	$12,014
11/18	$10,688	$10,811	$11,905
12/18	$10,517	$10,980	$11,644
1/19	$10,878	$11,132	$12,178
2/19	$11,021	$11,144	$12,384
3/19	$11,094	$11,345	$12,505
4/19	$11,218	$11,361	$12,680
5/19	$11,153	$11,535	$12,519
6/19	$11,355	$11,698	$12,826
7/19	$11,419	$11,733	$12,892
8/19	$11,483	$11,998	$12,942
9/19	$11,541	$11,946	$12,983
10/19	$11,575	$11,985	$13,013
11/19	$11,599	$11,982	$13,049
12/19	$11,748	$12,000	$13,322
1/20	$11,745	$12,216	$13,322
2/20	$11,627	$12,399	$13,116
3/20	$10,534	$12,156	$11,573
4/20	$10,886	$12,400	$12,013
5/20	$11,254	$12,516	$12,563
6/20	$11,284	$12,620	$12,685
7/20	$11,775	$12,842	$13,291
8/20	$11,819	$12,768	$13,422
9/20	$11,724	$12,745	$13,282
10/20	$11,779	$12,699	$13,344
11/20	$12,125	$12,865	$13,878
12/20	$12,261	$12,909	$14,143
1/21	$12,287	$12,828	$14,197
2/21	$12,273	$12,663	$14,247
3/21	$12,272	$12,515	$14,271
4/21	$12,371	$12,621	$14,428
5/21	$12,373	$12,669	$14,469
6/21	$12,517	$12,761	$14,667
7/21	$12,532	$12,889	$14,719
8/21	$12,570	$12,881	$14,799
9/21	$12,530	$12,771	$14,804
10/21	$12,480	$12,760	$14,778
11/21	$12,368	$12,776	$14,627
12/21	$12,583	$12,767	$14,902
1/22	$12,233	$12,487	$14,492
2/22	$12,080	$12,317	$14,362
3/22	$11,956	$11,986	$14,229
4/22	$11,523	$11,539	$13,711
5/22	$11,512	$11,603	$13,746
6/22	$10,837	$11,371	$12,810
7/22	$11,474	$11,657	$13,582
8/22	$11,184	$11,354	$13,256
9/22	$10,735	$10,865	$12,723
10/22	$11,010	$10,745	$13,086
11/22	$11,195	$11,146	$13,330
12/22	$11,119	$11,108	$13,230
1/23	$11,493	$11,453	$13,747
2/23	$11,309	$11,171	$13,569
3/23	$11,475	$11,434	$13,722
4/23	$11,552	$11,503	$13,855
5/23	$11,409	$11,384	$13,723
6/23	$11,548	$11,366	$13,946
7/23	$11,675	$11,378	$14,145
8/23	$11,676	$11,309	$14,185
9/23	$11,538	$11,040	$14,020
10/23	$11,394	$10,874	$13,847
11/23	$11,850	$11,363	$14,477
12/23	$12,221	$11,794	$15,011
1/24	$12,222	$11,766	$15,013
2/24	$12,213	$11,625	$15,058
3/24	$12,364	$11,739	$15,237
4/24	$12,268	$11,465	$15,085
5/24	$12,407	$11,655	$15,256
6/24	$12,528	$11,761	$15,403
7/24	$12,689	$12,028	$15,705
8/24	$12,867	$12,205	$15,955
9/24	$13,163	$12,373	$16,216

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	12.40%	2.36%	2.78%
Class C with 1% Maximum Deferred Sales Charge	11.40%	2.36%	2.78%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
ICE BofA U.S. High Yield Index	15.66%	4.54%	4.95%

AssetsNet	$ 471,015,351
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 2,004,323
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$471,015,351
# of Portfolio Holdings	320
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,004,323

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.3%
CCC or Lower	13.2%
B	38.0%
BB	43.8%
BBB	3.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000077418
Shareholder Report [Line Items]
Fund Name	Calvert High Yield Bond Fund
Class Name	Class I
Trading Symbol	CYBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ Fund selections within certain sectors ― especially the retail, health care, and paper sectors ― detracted from performance relative to the Index

↓ Fund allocations to certain credit ratings hurt results, particularly a modest position in lower-rated bonds. Selections among CCC-rated bonds also detracted

↓ Fund selections by duration segment detracted from Index-relative returns, especially investments in high yield bonds with durations of less than two years

↓ Allocations by duration segment hurt results, particularly underweight positions in bonds with durations between two and five years, and greater than 10 years

↑ Fund allocations to certain sectors contributed to performance relative to the Index during the period

↑ The Fund’s underweight position in the energy sector was especially helpful to performance. Overweight positions in health care and retail also contributed

↑ Fund selections within certain credit ratings aided Index-relative performance, especially investments in lower-rated bonds during the period

↑ An overweight position in CCC-rated bonds, and an underweight position in BB-rated bonds contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$999,601	$1,009,792	$1,011,384
11/14	$990,862	$1,015,242	$1,004,155
12/14	$973,794	$1,013,408	$989,350
1/15	$976,961	$1,032,698	$996,174
2/15	$991,928	$1,026,679	$1,019,940
3/15	$991,620	$1,030,917	$1,014,522
4/15	$1,002,974	$1,029,721	$1,026,686
5/15	$1,007,664	$1,027,919	$1,029,727
6/15	$995,932	$1,016,447	$1,014,020
7/15	$996,678	$1,022,366	$1,007,777
8/15	$985,386	$1,019,354	$990,029
9/15	$962,906	$1,023,344	$964,346
10/15	$984,365	$1,026,615	$990,634
11/15	$958,519	$1,022,871	$968,394
12/15	$953,071	$1,017,761	$943,415
1/16	$946,879	$1,028,996	$928,493
2/16	$946,612	$1,036,306	$932,811
3/16	$978,266	$1,049,006	$974,045
4/16	$999,887	$1,056,153	$1,012,966
5/16	$1,008,287	$1,056,978	$1,020,275
6/16	$1,013,353	$1,075,586	$1,031,334
7/16	$1,036,377	$1,084,449	$1,057,383
8/16	$1,051,970	$1,085,619	$1,080,935
9/16	$1,057,372	$1,085,877	$1,087,928
10/16	$1,061,386	$1,078,673	$1,091,328
11/16	$1,058,235	$1,054,427	$1,087,024
12/16	$1,068,409	$1,057,560	$1,108,405
1/17	$1,077,255	$1,061,291	$1,123,289
2/17	$1,087,791	$1,069,479	$1,140,818
3/17	$1,085,767	$1,069,121	$1,138,424
4/17	$1,096,687	$1,077,992	$1,151,323
5/17	$1,104,078	$1,086,309	$1,161,607
6/17	$1,111,876	$1,085,388	$1,162,833
7/17	$1,119,311	$1,090,794	$1,176,245
8/17	$1,118,558	$1,100,205	$1,175,940
9/17	$1,126,784	$1,096,333	$1,186,505
10/17	$1,129,755	$1,097,650	$1,191,084
11/17	$1,131,280	$1,095,989	$1,187,888
12/17	$1,133,423	$1,100,820	$1,191,350
1/18	$1,137,609	$1,090,227	$1,198,989
2/18	$1,129,896	$1,079,889	$1,187,810
3/18	$1,123,911	$1,085,336	$1,180,478
4/18	$1,123,498	$1,078,094	$1,188,330
5/18	$1,118,922	$1,083,973	$1,188,150
6/18	$1,117,603	$1,082,401	$1,192,253
7/18	$1,128,548	$1,084,667	$1,205,576
8/18	$1,137,300	$1,090,010	$1,214,307
9/18	$1,142,045	$1,085,340	$1,221,363
10/18	$1,127,402	$1,076,261	$1,201,362
11/18	$1,122,048	$1,081,101	$1,190,460
12/18	$1,104,822	$1,098,015	$1,164,367
1/19	$1,144,060	$1,113,155	$1,217,845
2/19	$1,159,811	$1,114,368	$1,238,409
3/19	$1,168,609	$1,134,491	$1,250,543
4/19	$1,182,479	$1,136,079	$1,268,039
5/19	$1,176,794	$1,153,482	$1,251,921
6/19	$1,199,107	$1,169,797	$1,282,619
7/19	$1,206,553	$1,173,279	$1,289,187
8/19	$1,213,968	$1,199,827	$1,294,218
9/19	$1,221,209	$1,194,629	$1,298,321
10/19	$1,226,138	$1,198,489	$1,301,335
11/19	$1,229,506	$1,198,249	$1,304,889
12/19	$1,246,277	$1,200,035	$1,332,167
1/20	$1,246,900	$1,221,573	$1,332,224
2/20	$1,235,815	$1,239,864	$1,311,576
3/20	$1,120,299	$1,215,645	$1,157,350
4/20	$1,158,714	$1,239,996	$1,201,333
5/20	$1,199,034	$1,251,577	$1,256,278
6/20	$1,203,192	$1,262,020	$1,268,523
7/20	$1,256,712	$1,284,189	$1,329,133
8/20	$1,262,491	$1,276,784	$1,342,213
9/20	$1,252,870	$1,274,483	$1,328,221
10/20	$1,259,959	$1,269,928	$1,334,431
11/20	$1,298,038	$1,286,499	$1,387,845
12/20	$1,314,103	$1,290,942	$1,414,316
1/21	$1,317,910	$1,282,828	$1,419,729
2/21	$1,317,329	$1,266,275	$1,424,676
3/21	$1,318,241	$1,251,539	$1,427,102
4/21	$1,330,106	$1,262,063	$1,442,756
5/21	$1,331,459	$1,266,877	$1,446,920
6/21	$1,347,923	$1,276,113	$1,466,689
7/21	$1,351,053	$1,288,927	$1,471,910
8/21	$1,355,822	$1,288,066	$1,479,938
9/21	$1,352,905	$1,277,067	$1,480,434
10/21	$1,348,907	$1,276,023	$1,477,801
11/21	$1,337,465	$1,277,564	$1,462,656
12/21	$1,361,923	$1,276,703	$1,490,174
1/22	$1,325,444	$1,248,712	$1,449,210
2/22	$1,309,711	$1,231,687	$1,436,198
3/22	$1,297,392	$1,198,643	$1,422,909
4/22	$1,251,473	$1,153,936	$1,371,149
5/22	$1,251,633	$1,160,286	$1,374,582
6/22	$1,179,021	$1,137,100	$1,281,019
7/22	$1,249,305	$1,165,689	$1,358,173
8/22	$1,218,660	$1,135,386	$1,325,649
9/22	$1,170,682	$1,086,469	$1,272,333
10/22	$1,201,412	$1,074,548	$1,308,552
11/22	$1,223,127	$1,114,614	$1,333,048
12/22	$1,215,447	$1,110,828	$1,323,008
1/23	$1,257,950	$1,145,286	$1,374,732
2/23	$1,238,035	$1,117,145	$1,356,942
3/23	$1,257,101	$1,143,352	$1,372,216
4/23	$1,267,266	$1,150,337	$1,385,461
5/23	$1,252,542	$1,138,410	$1,372,306
6/23	$1,268,672	$1,136,641	$1,394,644
7/23	$1,284,022	$1,137,771	$1,414,504
8/23	$1,285,081	$1,130,920	$1,418,540
9/23	$1,270,831	$1,103,953	$1,402,042
10/23	$1,255,964	$1,087,351	$1,384,689
11/23	$1,307,572	$1,136,287	$1,447,668
12/23	$1,349,633	$1,179,403	$1,501,055
1/24	$1,350,675	$1,176,580	$1,501,333
2/24	$1,351,206	$1,162,474	$1,505,779
3/24	$1,368,803	$1,173,887	$1,523,716
4/24	$1,359,358	$1,146,456	$1,508,478
5/24	$1,375,674	$1,165,459	$1,525,594
6/24	$1,390,422	$1,176,114	$1,540,322
7/24	$1,409,306	$1,202,809	$1,570,548
8/24	$1,430,100	$1,220,515	$1,595,530
9/24	$1,442,855	$1,237,255	$1,621,603

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.53%	3.39%	3.73%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
ICE BofA U.S. High Yield Index	15.66%	4.54%	4.95%

AssetsNet	$ 471,015,351
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 2,004,323
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$471,015,351
# of Portfolio Holdings	320
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,004,323

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.3%
CCC or Lower	13.2%
B	38.0%
BB	43.8%
BBB	3.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211121
Shareholder Report [Line Items]
Fund Name	Calvert High Yield Bond Fund
Class Name	Class R6
Trading Symbol	CYBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ Fund selections within certain sectors ― especially the retail, health care, and paper sectors ― detracted from performance relative to the Index

↓ Fund allocations to certain credit ratings hurt results, particularly a modest position in lower-rated bonds. Selections among CCC-rated bonds also detracted

↓ Fund selections by duration segment detracted from Index-relative returns, especially investments in high yield bonds with durations of less than two years

↓ Allocations by duration segment hurt results, particularly underweight positions in bonds with durations between two and five years, and greater than 10 years

↑ Fund allocations to certain sectors contributed to performance relative to the Index during the period

↑ The Fund’s underweight position in the energy sector was especially helpful to performance. Overweight positions in health care and retail also contributed

↑ Fund selections within certain credit ratings aided Index-relative performance, especially investments in lower-rated bonds during the period

↑ An overweight position in CCC-rated bonds, and an underweight position in BB-rated bonds contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$4,998,006	$5,048,962	$5,056,920
11/14	$4,954,310	$5,076,209	$5,020,775
12/14	$4,868,972	$5,067,038	$4,946,752
1/15	$4,884,804	$5,163,490	$4,980,868
2/15	$4,959,638	$5,133,397	$5,099,701
3/15	$4,958,102	$5,154,585	$5,072,612
4/15	$4,958,102	$5,148,604	$5,133,430
5/15	$4,958,102	$5,139,597	$5,148,636
6/15	$4,958,102	$5,082,236	$5,070,101
7/15	$4,958,102	$5,111,830	$5,038,887
8/15	$4,958,102	$5,096,768	$4,950,145
9/15	$4,958,102	$5,116,718	$4,821,731
10/15	$4,958,102	$5,133,074	$4,953,170
11/15	$4,958,102	$5,114,355	$4,841,972
12/15	$4,958,102	$5,088,805	$4,717,075
1/16	$4,958,102	$5,144,980	$4,642,466
2/16	$4,958,102	$5,181,528	$4,664,057
3/16	$4,958,102	$5,245,029	$4,870,227
4/16	$4,958,102	$5,280,765	$5,064,830
5/16	$4,958,102	$5,284,889	$5,101,376
6/16	$4,958,102	$5,377,929	$5,156,668
7/16	$4,958,102	$5,422,245	$5,286,913
8/16	$4,958,102	$5,428,094	$5,404,675
9/16	$4,958,102	$5,429,384	$5,439,641
10/16	$4,958,102	$5,393,365	$5,456,640
11/16	$4,958,102	$5,272,137	$5,435,120
12/16	$4,958,102	$5,287,798	$5,542,027
1/17	$4,958,102	$5,306,454	$5,616,447
2/17	$4,958,102	$5,347,397	$5,704,090
3/17	$4,958,102	$5,345,606	$5,692,122
4/17	$4,958,102	$5,389,960	$5,756,616
5/17	$4,958,102	$5,431,545	$5,808,034
6/17	$4,958,102	$5,426,940	$5,814,164
7/17	$4,958,102	$5,453,971	$5,881,226
8/17	$4,958,102	$5,501,026	$5,879,702
9/17	$4,958,102	$5,481,666	$5,932,526
10/17	$4,958,102	$5,488,248	$5,955,419
11/17	$4,958,102	$5,479,943	$5,939,439
12/17	$4,958,102	$5,504,100	$5,956,750
1/18	$4,958,102	$5,451,135	$5,994,944
2/18	$4,958,102	$5,399,447	$5,939,052
3/18	$4,958,102	$5,426,680	$5,902,388
4/18	$4,958,102	$5,390,471	$5,941,648
5/18	$4,958,102	$5,419,867	$5,940,751
6/18	$4,958,102	$5,412,007	$5,961,266
7/18	$4,958,102	$5,423,333	$6,027,880
8/18	$4,958,102	$5,450,052	$6,071,534
9/18	$4,958,102	$5,426,699	$6,106,816
10/18	$4,958,102	$5,381,303	$6,006,808
11/18	$4,958,102	$5,405,504	$5,952,300
12/18	$4,958,102	$5,490,077	$5,821,833
1/19	$5,134,187	$5,565,773	$6,089,227
2/19	$5,202,590	$5,571,839	$6,192,043
3/19	$5,242,330	$5,672,454	$6,252,715
4/19	$5,304,688	$5,680,394	$6,340,193
5/19	$5,279,603	$5,767,409	$6,259,605
6/19	$5,379,987	$5,848,985	$6,413,097
7/19	$5,413,825	$5,866,395	$6,445,935
8/19	$5,449,859	$5,999,137	$6,471,089
9/19	$5,482,367	$5,973,146	$6,491,604
10/19	$5,504,933	$5,992,444	$6,506,677
11/19	$5,520,355	$5,991,246	$6,524,446
12/19	$5,595,943	$6,000,174	$6,660,835
1/20	$5,600,952	$6,107,865	$6,661,118
2/20	$5,549,533	$6,199,319	$6,557,878
3/20	$5,031,302	$6,078,224	$5,786,749
4/20	$5,204,068	$6,199,980	$6,006,667
5/20	$5,385,286	$6,257,887	$6,281,390
6/20	$5,404,306	$6,310,102	$6,342,614
7/20	$5,644,831	$6,420,945	$6,645,667
8/20	$5,671,134	$6,383,919	$6,711,063
9/20	$5,628,282	$6,372,414	$6,641,104
10/20	$5,660,514	$6,349,638	$6,672,157
11/20	$5,832,841	$6,432,497	$6,939,225
12/20	$5,904,989	$6,454,709	$7,071,579
1/21	$5,922,360	$6,414,139	$7,098,645
2/21	$5,920,340	$6,331,377	$7,123,379
3/21	$5,924,722	$6,257,696	$7,135,508
4/21	$5,978,492	$6,310,316	$7,213,778
5/21	$5,985,014	$6,334,386	$7,234,600
6/21	$6,059,283	$6,380,565	$7,333,447
7/21	$6,073,934	$6,444,633	$7,359,550
8/21	$6,095,877	$6,440,332	$7,399,688
9/21	$6,083,157	$6,385,334	$7,402,170
10/21	$6,065,549	$6,380,115	$7,389,003
11/21	$6,014,456	$6,387,822	$7,313,281
12/21	$6,124,746	$6,383,515	$7,450,869
1/22	$5,961,105	$6,243,562	$7,246,049
2/22	$5,890,712	$6,158,437	$7,180,988
3/22	$5,836,090	$5,993,214	$7,114,544
4/22	$5,630,007	$5,769,682	$6,855,744
5/22	$5,631,140	$5,801,428	$6,872,909
6/22	$5,304,999	$5,685,501	$6,405,093
7/22	$5,621,479	$5,828,446	$6,790,867
8/22	$5,484,233	$5,676,928	$6,628,243
9/22	$5,268,845	$5,432,344	$6,361,666
10/22	$5,407,397	$5,372,739	$6,542,762
11/22	$5,505,455	$5,573,070	$6,665,238
12/22	$5,471,277	$5,554,141	$6,615,039
1/23	$5,662,911	$5,726,432	$6,873,659
2/23	$5,576,048	$5,585,724	$6,784,709
3/23	$5,662,247	$5,716,761	$6,861,082
4/23	$5,705,952	$5,751,684	$6,927,304
5/23	$5,640,071	$5,692,052	$6,861,530
6/23	$5,713,043	$5,683,206	$6,973,219
7/23	$5,782,798	$5,688,856	$7,072,519
8/23	$5,787,989	$5,654,598	$7,092,699
9/23	$5,724,234	$5,519,764	$7,010,209
10/23	$5,657,789	$5,436,756	$6,923,444
11/23	$5,890,567	$5,681,437	$7,238,338
12/23	$6,080,405	$5,897,014	$7,505,274
1/24	$6,085,538	$5,882,902	$7,506,666
2/24	$6,088,347	$5,812,368	$7,528,894
3/24	$6,168,039	$5,869,437	$7,618,581
4/24	$6,125,862	$5,732,278	$7,542,392
5/24	$6,199,803	$5,827,297	$7,627,972
6/24	$6,266,685	$5,880,568	$7,701,608
7/24	$6,352,228	$6,014,044	$7,852,741
8/24	$6,446,390	$6,102,576	$7,977,648
9/24	$7,249,408	$6,186,276	$8,108,016

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	13.62%	3.47%	3.78%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
ICE BofA U.S. High Yield Index	15.66%	4.54%	4.95%

AssetsNet	$ 471,015,351
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 2,004,323
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$471,015,351
# of Portfolio Holdings	320
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,004,323

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.3%
CCC or Lower	13.2%
B	38.0%
BB	43.8%
BBB	3.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014095
Shareholder Report [Line Items]
Fund Name	Calvert Income Fund
Class Name	Class A
Trading Symbol	CFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Credit Index (the Index):

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ The Fund’s sector allocations also contributed to Index-relative returns ― especially an out-of-Index position in commercial mortgage-backed securities

↑ An underweight position in poor-performing government-related securities contributed to returns relative to the Index during the period

↑ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― contributed to Index-relative returns

↓ The Fund’s underweight duration detracted from performance relative to the Index during the period

↓ Out-of-Index positions in bank loans and U.S. Treasurys detracted from performance relative to the Index during the period

↓ An out-of-Index position in agency mortgage-backed securities, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit Index
9/14	$9,675	$10,000	$10,000
10/14	$9,722	$10,098	$10,106
11/14	$9,777	$10,152	$10,175
12/14	$9,741	$10,134	$10,176
1/15	$9,974	$10,327	$10,464
2/15	$9,910	$10,267	$10,360
3/15	$9,949	$10,309	$10,396
4/15	$9,881	$10,297	$10,335
5/15	$9,836	$10,279	$10,275
6/15	$9,677	$10,164	$10,096
7/15	$9,724	$10,224	$10,160
8/15	$9,658	$10,194	$10,099
9/15	$9,672	$10,233	$10,150
10/15	$9,705	$10,266	$10,198
11/15	$9,685	$10,229	$10,175
12/15	$9,624	$10,178	$10,097
1/16	$9,656	$10,290	$10,150
2/16	$9,712	$10,363	$10,235
3/16	$9,917	$10,490	$10,493
4/16	$10,036	$10,562	$10,621
5/16	$10,056	$10,570	$10,617
6/16	$10,278	$10,756	$10,859
7/16	$10,452	$10,844	$11,001
8/16	$10,480	$10,856	$11,022
9/16	$10,471	$10,859	$10,992
10/16	$10,385	$10,787	$10,898
11/16	$10,117	$10,544	$10,601
12/16	$10,163	$10,576	$10,666
1/17	$10,216	$10,613	$10,702
2/17	$10,327	$10,695	$10,820
3/17	$10,322	$10,691	$10,804
4/17	$10,427	$10,780	$10,912
5/17	$10,537	$10,863	$11,029
6/17	$10,614	$10,854	$11,058
7/17	$10,672	$10,908	$11,139
8/17	$10,730	$11,002	$11,232
9/17	$10,717	$10,963	$11,207
10/17	$10,758	$10,976	$11,245
11/17	$10,755	$10,960	$11,235
12/17	$10,831	$11,008	$11,325
1/18	$10,761	$10,902	$11,219
2/18	$10,616	$10,799	$11,050
3/18	$10,638	$10,853	$11,084
4/18	$10,535	$10,781	$10,983
5/18	$10,560	$10,840	$11,038
6/18	$10,528	$10,824	$10,986
7/18	$10,611	$10,847	$11,065
8/18	$10,644	$10,900	$11,122
9/18	$10,632	$10,853	$11,084
10/18	$10,479	$10,763	$10,929
11/18	$10,445	$10,811	$10,922
12/18	$10,468	$10,980	$11,086
1/19	$10,746	$11,132	$11,325
2/19	$10,840	$11,144	$11,350
3/19	$11,068	$11,345	$11,626
4/19	$11,155	$11,361	$11,683
5/19	$11,304	$11,535	$11,855
6/19	$11,507	$11,698	$12,123
7/19	$11,587	$11,733	$12,185
8/19	$11,908	$11,998	$12,566
9/19	$11,850	$11,946	$12,484
10/19	$11,930	$11,985	$12,555
11/19	$11,965	$11,982	$12,579
12/19	$12,011	$12,000	$12,615
1/20	$12,300	$12,216	$12,910
2/20	$12,426	$12,399	$13,086
3/20	$11,137	$12,156	$12,218
4/20	$11,534	$12,400	$12,778
5/20	$11,723	$12,516	$12,985
6/20	$12,065	$12,620	$13,223
7/20	$12,394	$12,842	$13,630
8/20	$12,399	$12,768	$13,458
9/20	$12,422	$12,745	$13,421
10/20	$12,444	$12,699	$13,391
11/20	$12,879	$12,865	$13,732
12/20	$13,002	$12,909	$13,795
1/21	$12,964	$12,828	$13,631
2/21	$12,825	$12,663	$13,394
3/21	$12,709	$12,515	$13,181
4/21	$12,854	$12,621	$13,321
5/21	$12,938	$12,669	$13,417
6/21	$13,148	$12,761	$13,619
7/21	$13,314	$12,889	$13,796
8/21	$13,309	$12,881	$13,762
9/21	$13,218	$12,771	$13,615
10/21	$13,237	$12,760	$13,645
11/21	$13,203	$12,776	$13,656
12/21	$13,223	$12,767	$13,646
1/22	$12,866	$12,487	$13,208
2/22	$12,618	$12,317	$12,959
3/22	$12,305	$11,986	$12,633
4/22	$11,761	$11,539	$11,971
5/22	$11,760	$11,603	$12,077
6/22	$11,350	$11,371	$11,762
7/22	$11,714	$11,657	$12,119
8/22	$11,437	$11,354	$11,776
9/22	$10,898	$10,865	$11,180
10/22	$10,775	$10,745	$11,064
11/22	$11,192	$11,146	$11,614
12/22	$11,165	$11,108	$11,564
1/23	$11,682	$11,453	$12,005
2/23	$11,430	$11,171	$11,644
3/23	$11,567	$11,434	$11,963
4/23	$11,580	$11,503	$12,057
5/23	$11,466	$11,384	$11,889
6/23	$11,543	$11,366	$11,926
7/23	$11,560	$11,378	$11,962
8/23	$11,507	$11,309	$11,876
9/23	$11,240	$11,040	$11,567
10/23	$11,036	$10,874	$11,361
11/23	$11,609	$11,363	$12,006
12/23	$12,118	$11,794	$12,510
1/24	$12,154	$11,766	$12,488
2/24	$12,031	$11,625	$12,307
3/24	$12,190	$11,739	$12,459
4/24	$11,925	$11,465	$12,149
5/24	$12,154	$11,655	$12,370
6/24	$12,258	$11,761	$12,452
7/24	$12,545	$12,028	$12,745
8/24	$12,742	$12,205	$12,943
9/24	$12,931	$12,373	$13,164

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	15.06%	1.76%	2.94%
Class A with 3.25% Maximum Sales Charge	11.35%	1.10%	2.60%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Credit Index	13.81%	1.07%	2.78%

AssetsNet	$ 952,588,778
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 3,242,516
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$952,588,778
# of Portfolio Holdings	339
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$3,242,516

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(5.8%)
Not Rated	7.4%
CCC or Lower	1.6%
B	5.0%
BB	9.2%
BBB	43.7%
A	12.9%
AA	6.6%
AAA	19.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014097
Shareholder Report [Line Items]
Fund Name	Calvert Income Fund
Class Name	Class C
Trading Symbol	CIFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.67%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Credit Index (the Index):

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ The Fund’s sector allocations also contributed to Index-relative returns ― especially an out-of-Index position in commercial mortgage-backed securities

↑ An underweight position in poor-performing government-related securities contributed to returns relative to the Index during the period

↑ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― contributed to Index-relative returns

↓ The Fund’s underweight duration detracted from performance relative to the Index during the period

↓ Out-of-Index positions in bank loans and U.S. Treasurys detracted from performance relative to the Index during the period

↓ An out-of-Index position in agency mortgage-backed securities, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit Index
9/14	$10,000	$10,000	$10,000
10/14	$10,049	$10,098	$10,106
11/14	$10,100	$10,152	$10,175
12/14	$10,057	$10,134	$10,176
1/15	$10,291	$10,327	$10,464
2/15	$10,220	$10,267	$10,360
3/15	$10,255	$10,309	$10,396
4/15	$10,179	$10,297	$10,335
5/15	$10,127	$10,279	$10,275
6/15	$9,957	$10,164	$10,096
7/15	$9,993	$10,224	$10,160
8/15	$9,924	$10,194	$10,099
9/15	$9,933	$10,233	$10,150
10/15	$9,960	$10,266	$10,198
11/15	$9,934	$10,229	$10,175
12/15	$9,865	$10,178	$10,097
1/16	$9,891	$10,290	$10,150
2/16	$9,943	$10,363	$10,235
3/16	$10,146	$10,490	$10,493
4/16	$10,262	$10,562	$10,621
5/16	$10,276	$10,570	$10,617
6/16	$10,496	$10,756	$10,859
7/16	$10,667	$10,844	$11,001
8/16	$10,688	$10,856	$11,022
9/16	$10,671	$10,859	$10,992
10/16	$10,577	$10,787	$10,898
11/16	$10,298	$10,544	$10,601
12/16	$10,338	$10,576	$10,666
1/17	$10,384	$10,613	$10,702
2/17	$10,491	$10,695	$10,820
3/17	$10,480	$10,691	$10,804
4/17	$10,579	$10,780	$10,912
5/17	$10,684	$10,863	$11,029
6/17	$10,754	$10,854	$11,058
7/17	$10,805	$10,908	$11,139
8/17	$10,856	$11,002	$11,232
9/17	$10,836	$10,963	$11,207
10/17	$10,872	$10,976	$11,245
11/17	$10,860	$10,960	$11,235
12/17	$10,931	$11,008	$11,325
1/18	$10,853	$10,902	$11,219
2/18	$10,707	$10,799	$11,050
3/18	$10,717	$10,853	$11,084
4/18	$10,605	$10,781	$10,983
5/18	$10,624	$10,840	$11,038
6/18	$10,584	$10,824	$10,986
7/18	$10,661	$10,847	$11,065
8/18	$10,693	$10,900	$11,122
9/18	$10,669	$10,853	$11,084
10/18	$10,508	$10,763	$10,929
11/18	$10,467	$10,811	$10,922
12/18	$10,485	$10,980	$11,086
1/19	$10,757	$11,132	$11,325
2/19	$10,844	$11,144	$11,350
3/19	$11,067	$11,345	$11,626
4/19	$11,140	$11,361	$11,683
5/19	$11,288	$11,535	$11,855
6/19	$11,484	$11,698	$12,123
7/19	$11,557	$11,733	$12,185
8/19	$11,869	$11,998	$12,566
9/19	$11,804	$11,946	$12,484
10/19	$11,877	$11,985	$12,555
11/19	$11,904	$11,982	$12,579
12/19	$11,936	$12,000	$12,615
1/20	$12,222	$12,216	$12,910
2/20	$12,340	$12,399	$13,086
3/20	$11,052	$12,156	$12,218
4/20	$11,439	$12,400	$12,778
5/20	$11,613	$12,516	$12,985
6/20	$11,945	$12,620	$13,223
7/20	$12,270	$12,842	$13,630
8/20	$12,267	$12,768	$13,458
9/20	$12,283	$12,745	$13,421
10/20	$12,290	$12,699	$13,391
11/20	$12,711	$12,865	$13,732
12/20	$12,832	$12,909	$13,795
1/21	$12,779	$12,828	$13,631
2/21	$12,634	$12,663	$13,394
3/21	$12,519	$12,515	$13,181
4/21	$12,654	$12,621	$13,321
5/21	$12,721	$12,669	$13,417
6/21	$12,921	$12,761	$13,619
7/21	$13,082	$12,889	$13,796
8/21	$13,069	$12,881	$13,762
9/21	$12,965	$12,771	$13,615
10/21	$12,975	$12,760	$13,645
11/21	$12,941	$12,776	$13,656
12/21	$12,952	$12,767	$13,646
1/22	$12,594	$12,487	$13,208
2/22	$12,344	$12,317	$12,959
3/22	$12,023	$11,986	$12,633
4/22	$11,491	$11,539	$11,971
5/22	$11,475	$11,603	$12,077
6/22	$11,074	$11,371	$11,762
7/22	$11,423	$11,657	$12,119
8/22	$11,138	$11,354	$11,776
9/22	$10,605	$10,865	$11,180
10/22	$10,487	$10,745	$11,064
11/22	$10,886	$11,146	$11,614
12/22	$10,852	$11,108	$11,564
1/23	$11,349	$11,453	$12,005
2/23	$11,089	$11,171	$11,644
3/23	$11,215	$11,434	$11,963
4/23	$11,229	$11,503	$12,057
5/23	$11,111	$11,384	$11,889
6/23	$11,172	$11,366	$11,926
7/23	$11,188	$11,378	$11,962
8/23	$11,130	$11,309	$11,876
9/23	$10,864	$11,040	$11,567
10/23	$10,660	$10,874	$11,361
11/23	$11,207	$11,363	$12,006
12/23	$11,684	$11,794	$12,510
1/24	$11,719	$11,766	$12,488
2/24	$11,593	$11,625	$12,307
3/24	$11,739	$11,739	$12,459
4/24	$11,469	$11,465	$12,149
5/24	$11,690	$11,655	$12,370
6/24	$11,783	$11,761	$12,452
7/24	$12,044	$12,028	$12,745
8/24	$12,233	$12,205	$12,943
9/24	$12,584	$12,373	$13,164

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	14.21%	1.00%	2.32%
Class C with 1% Maximum Deferred Sales Charge	13.21%	1.00%	2.32%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Credit Index	13.81%	1.07%	2.78%

AssetsNet	$ 952,588,778
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 3,242,516
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$952,588,778
# of Portfolio Holdings	339
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$3,242,516

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(5.8%)
Not Rated	7.4%
CCC or Lower	1.6%
B	5.0%
BB	9.2%
BBB	43.7%
A	12.9%
AA	6.6%
AAA	19.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014098
Shareholder Report [Line Items]
Fund Name	Calvert Income Fund
Class Name	Class I
Trading Symbol	CINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Credit Index (the Index):

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ The Fund’s sector allocations also contributed to Index-relative returns ― especially an out-of-Index position in commercial mortgage-backed securities

↑ An underweight position in poor-performing government-related securities contributed to returns relative to the Index during the period

↑ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― contributed to Index-relative returns

↓ The Fund’s underweight duration detracted from performance relative to the Index during the period

↓ Out-of-Index positions in bank loans and U.S. Treasurys detracted from performance relative to the Index during the period

↓ An out-of-Index position in agency mortgage-backed securities, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,006,025	$1,009,792	$1,010,646
11/14	$1,012,177	$1,015,242	$1,017,511
12/14	$1,008,965	$1,013,408	$1,017,581
1/15	$1,033,595	$1,032,698	$1,046,387
2/15	$1,027,528	$1,026,679	$1,035,982
3/15	$1,032,092	$1,030,917	$1,039,585
4/15	$1,025,453	$1,029,721	$1,033,498
5/15	$1,021,284	$1,027,919	$1,027,539
6/15	$1,005,338	$1,016,447	$1,009,612
7/15	$1,010,786	$1,022,366	$1,015,966
8/15	$1,004,963	$1,019,354	$1,009,913
9/15	$1,006,889	$1,023,344	$1,014,979
10/15	$1,010,873	$1,026,615	$1,019,752
11/15	$1,008,654	$1,022,871	$1,017,526
12/15	$1,003,354	$1,017,761	$1,009,734
1/16	$1,007,003	$1,028,996	$1,015,023
2/16	$1,012,553	$1,036,306	$1,023,503
3/16	$1,034,866	$1,049,006	$1,049,304
4/16	$1,047,651	$1,056,153	$1,062,117
5/16	$1,049,410	$1,056,978	$1,061,656
6/16	$1,073,530	$1,075,586	$1,085,857
7/16	$1,091,359	$1,084,449	$1,100,083
8/16	$1,095,239	$1,085,619	$1,102,250
9/16	$1,094,521	$1,085,877	$1,099,218
10/16	$1,085,263	$1,078,673	$1,089,833
11/16	$1,058,329	$1,054,427	$1,060,115
12/16	$1,062,908	$1,057,560	$1,066,568
1/17	$1,068,743	$1,061,291	$1,070,156
2/17	$1,081,308	$1,069,479	$1,082,037
3/17	$1,081,214	$1,069,121	$1,080,401
4/17	$1,091,829	$1,077,992	$1,091,204
5/17	$1,104,360	$1,086,309	$1,102,937
6/17	$1,112,101	$1,085,388	$1,105,820
7/17	$1,119,281	$1,090,794	$1,113,913
8/17	$1,125,716	$1,100,205	$1,123,233
9/17	$1,124,689	$1,096,333	$1,120,730
10/17	$1,129,227	$1,097,650	$1,124,525
11/17	$1,129,115	$1,095,989	$1,123,509
12/17	$1,137,372	$1,100,820	$1,132,459
1/18	$1,130,998	$1,090,227	$1,121,946
2/18	$1,116,014	$1,079,889	$1,104,951
3/18	$1,118,562	$1,085,336	$1,108,354
4/18	$1,107,936	$1,078,094	$1,098,250
5/18	$1,110,170	$1,083,973	$1,103,792
6/18	$1,107,676	$1,082,401	$1,098,636
7/18	$1,116,662	$1,084,667	$1,106,517
8/18	$1,120,360	$1,090,010	$1,112,159
9/18	$1,119,338	$1,085,340	$1,108,411
10/18	$1,103,475	$1,076,261	$1,092,891
11/18	$1,100,086	$1,081,101	$1,092,150
12/18	$1,103,402	$1,098,015	$1,108,569
1/19	$1,132,674	$1,113,155	$1,132,528
2/19	$1,142,750	$1,114,368	$1,134,964
3/19	$1,167,040	$1,134,491	$1,162,606
4/19	$1,176,386	$1,136,079	$1,168,313
5/19	$1,192,274	$1,153,482	$1,185,475
6/19	$1,213,951	$1,169,797	$1,212,260
7/19	$1,222,591	$1,173,279	$1,218,514
8/19	$1,257,386	$1,199,827	$1,256,612
9/19	$1,251,544	$1,194,629	$1,248,398
10/19	$1,260,306	$1,198,489	$1,255,510
11/19	$1,264,173	$1,198,249	$1,257,890
12/19	$1,268,636	$1,200,035	$1,261,509
1/20	$1,300,080	$1,221,573	$1,291,020
2/20	$1,313,619	$1,239,864	$1,308,577
3/20	$1,177,256	$1,215,645	$1,221,849
4/20	$1,219,325	$1,239,996	$1,277,764
5/20	$1,239,584	$1,251,577	$1,298,535
6/20	$1,275,950	$1,262,020	$1,322,261
7/20	$1,310,866	$1,284,189	$1,363,038
8/20	$1,311,696	$1,276,784	$1,345,772
9/20	$1,314,476	$1,274,483	$1,342,078
10/20	$1,317,032	$1,269,928	$1,339,108
11/20	$1,363,292	$1,286,499	$1,373,200
12/20	$1,377,292	$1,290,942	$1,379,471
1/21	$1,372,866	$1,282,828	$1,363,055
2/21	$1,358,375	$1,266,275	$1,339,404
3/21	$1,346,410	$1,251,539	$1,318,071
4/21	$1,362,773	$1,262,063	$1,332,074
5/21	$1,371,249	$1,266,877	$1,341,684
6/21	$1,393,776	$1,276,113	$1,361,862
7/21	$1,411,571	$1,288,927	$1,379,558
8/21	$1,412,093	$1,288,066	$1,376,242
9/21	$1,402,048	$1,277,067	$1,361,518
10/21	$1,404,377	$1,276,023	$1,364,489
11/21	$1,401,034	$1,277,564	$1,365,636
12/21	$1,403,473	$1,276,703	$1,364,565
1/22	$1,365,971	$1,248,712	$1,320,796
2/22	$1,339,906	$1,231,687	$1,295,866
3/22	$1,306,323	$1,198,643	$1,263,302
4/22	$1,249,746	$1,153,936	$1,197,095
5/22	$1,249,035	$1,160,286	$1,207,700
6/22	$1,206,606	$1,137,100	$1,176,165
7/22	$1,245,522	$1,165,689	$1,211,880
8/22	$1,215,602	$1,135,386	$1,177,619
9/22	$1,158,652	$1,086,469	$1,117,962
10/22	$1,145,932	$1,074,548	$1,106,423
11/22	$1,190,439	$1,114,614	$1,161,386
12/22	$1,187,761	$1,110,828	$1,156,377
1/23	$1,243,810	$1,145,286	$1,200,481
2/23	$1,216,409	$1,117,145	$1,164,358
3/23	$1,231,230	$1,143,352	$1,196,275
4/23	$1,233,771	$1,150,337	$1,205,677
5/23	$1,221,895	$1,138,410	$1,188,889
6/23	$1,229,549	$1,136,641	$1,192,567
7/23	$1,232,405	$1,137,771	$1,196,216
8/23	$1,227,080	$1,130,920	$1,187,597
9/23	$1,198,074	$1,103,953	$1,156,701
10/23	$1,176,632	$1,087,351	$1,136,143
11/23	$1,238,722	$1,136,287	$1,200,622
12/23	$1,292,338	$1,179,403	$1,250,986
1/24	$1,297,284	$1,176,580	$1,248,750
2/24	$1,283,558	$1,162,474	$1,230,739
3/24	$1,301,634	$1,173,887	$1,245,866
4/24	$1,272,809	$1,146,456	$1,214,871
5/24	$1,298,376	$1,165,459	$1,237,021
6/24	$1,309,783	$1,176,114	$1,245,249
7/24	$1,339,811	$1,202,809	$1,274,485
8/24	$1,361,990	$1,220,515	$1,294,292
9/24	$1,382,625	$1,237,255	$1,316,385

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.40%	2.01%	3.29%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Credit Index	13.81%	1.07%	2.78%

AssetsNet	$ 952,588,778
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 3,242,516
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$952,588,778
# of Portfolio Holdings	339
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$3,242,516

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(5.8%)
Not Rated	7.4%
CCC or Lower	1.6%
B	5.0%
BB	9.2%
BBB	43.7%
A	12.9%
AA	6.6%
AAA	19.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241867
Shareholder Report [Line Items]
Fund Name	Calvert Income Fund
Class Name	Class R6
Trading Symbol	CINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Credit Index (the Index):

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ The Fund’s sector allocations also contributed to Index-relative returns ― especially an out-of-Index position in commercial mortgage-backed securities

↑ An underweight position in poor-performing government-related securities contributed to returns relative to the Index during the period

↑ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― contributed to Index-relative returns

↓ The Fund’s underweight duration detracted from performance relative to the Index during the period

↓ Out-of-Index positions in bank loans and U.S. Treasurys detracted from performance relative to the Index during the period

↓ An out-of-Index position in agency mortgage-backed securities, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,030,135	$5,048,962	$5,053,230
11/14	$5,060,822	$5,076,209	$5,087,554
12/14	$5,044,799	$5,067,038	$5,087,904
1/15	$5,167,943	$5,163,490	$5,231,935
2/15	$5,137,652	$5,133,397	$5,179,909
3/15	$5,160,471	$5,154,585	$5,197,926
4/15	$5,127,342	$5,148,604	$5,167,488
5/15	$5,106,530	$5,139,597	$5,137,695
6/15	$5,026,817	$5,082,236	$5,048,059
7/15	$5,054,026	$5,111,830	$5,079,828
8/15	$5,024,915	$5,096,768	$5,049,564
9/15	$5,034,532	$5,116,718	$5,074,897
10/15	$5,054,421	$5,133,074	$5,098,760
11/15	$5,043,301	$5,114,355	$5,087,629
12/15	$5,016,815	$5,088,805	$5,048,671
1/16	$5,035,067	$5,144,980	$5,075,114
2/16	$5,062,809	$5,181,528	$5,117,516
3/16	$5,174,354	$5,245,029	$5,246,520
4/16	$5,238,275	$5,280,765	$5,310,587
5/16	$5,247,085	$5,284,889	$5,308,281
6/16	$5,367,718	$5,377,929	$5,429,283
7/16	$5,456,822	$5,422,245	$5,500,413
8/16	$5,476,307	$5,428,094	$5,511,248
9/16	$5,472,665	$5,429,384	$5,496,088
10/16	$5,426,376	$5,393,365	$5,449,166
11/16	$5,291,743	$5,272,137	$5,300,577
12/16	$5,314,624	$5,287,798	$5,332,838
1/17	$5,343,793	$5,306,454	$5,350,780
2/17	$5,406,649	$5,347,397	$5,410,186
3/17	$5,406,223	$5,345,606	$5,402,004
4/17	$5,459,335	$5,389,960	$5,456,021
5/17	$5,522,032	$5,431,545	$5,514,686
6/17	$5,560,735	$5,426,940	$5,529,100
7/17	$5,596,578	$5,453,971	$5,569,563
8/17	$5,628,724	$5,501,026	$5,616,164
9/17	$5,623,590	$5,481,666	$5,603,648
10/17	$5,646,287	$5,488,248	$5,622,623
11/17	$5,645,757	$5,479,943	$5,617,544
12/17	$5,687,068	$5,504,100	$5,662,295
1/18	$5,655,196	$5,451,135	$5,609,730
2/18	$5,580,253	$5,399,447	$5,524,757
3/18	$5,592,981	$5,426,680	$5,541,772
4/18	$5,539,864	$5,390,471	$5,491,251
5/18	$5,551,070	$5,419,867	$5,518,960
6/18	$5,538,564	$5,412,007	$5,493,180
7/18	$5,583,535	$5,423,333	$5,532,583
8/18	$5,602,018	$5,450,052	$5,560,797
9/18	$5,596,861	$5,426,699	$5,542,055
10/18	$5,517,610	$5,381,303	$5,464,454
11/18	$5,500,675	$5,405,504	$5,460,752
12/18	$5,517,250	$5,490,077	$5,542,843
1/19	$5,663,619	$5,565,773	$5,662,638
2/19	$5,714,005	$5,571,839	$5,674,818
3/19	$5,835,458	$5,672,454	$5,813,028
4/19	$5,882,190	$5,680,394	$5,841,563
5/19	$5,961,634	$5,767,409	$5,927,374
6/19	$6,070,026	$5,848,985	$6,061,301
7/19	$6,113,227	$5,866,395	$6,092,570
8/19	$6,287,212	$5,999,137	$6,283,058
9/19	$6,258,001	$5,973,146	$6,241,990
10/19	$6,301,810	$5,992,444	$6,277,548
11/19	$6,321,144	$5,991,246	$6,289,451
12/19	$6,343,465	$6,000,174	$6,307,546
1/20	$6,500,691	$6,107,865	$6,455,100
2/20	$6,568,388	$6,199,319	$6,542,886
3/20	$5,886,542	$6,078,224	$6,109,243
4/20	$6,096,897	$6,199,980	$6,388,820
5/20	$6,198,197	$6,257,887	$6,492,676
6/20	$6,380,032	$6,310,102	$6,611,305
7/20	$6,554,620	$6,420,945	$6,815,190
8/20	$6,558,770	$6,383,919	$6,728,858
9/20	$6,572,701	$6,372,414	$6,710,388
10/20	$6,585,530	$6,349,638	$6,695,541
11/20	$6,816,842	$6,432,497	$6,866,000
12/20	$6,886,825	$6,454,709	$6,897,356
1/21	$6,864,631	$6,414,139	$6,815,275
2/21	$6,792,152	$6,331,377	$6,697,020
3/21	$6,732,399	$6,257,696	$6,590,354
4/21	$6,814,177	$6,310,316	$6,660,369
5/21	$6,856,466	$6,334,386	$6,708,418
6/21	$6,969,156	$6,380,565	$6,809,308
7/21	$7,058,203	$6,444,633	$6,897,789
8/21	$7,060,813	$6,440,332	$6,881,208
9/21	$7,010,584	$6,385,334	$6,807,589
10/21	$7,022,230	$6,380,115	$6,822,446
11/21	$7,005,515	$6,387,822	$6,828,182
12/21	$7,017,712	$6,383,515	$6,822,824
1/22	$6,830,194	$6,243,562	$6,603,981
2/22	$6,699,859	$6,158,437	$6,479,332
3/22	$6,531,936	$5,993,214	$6,316,508
4/22	$6,249,036	$5,769,682	$5,985,473
5/22	$6,245,481	$5,801,428	$6,038,500
6/22	$6,033,326	$5,685,501	$5,880,825
7/22	$6,227,915	$5,828,446	$6,059,400
8/22	$6,078,308	$5,676,928	$5,888,097
9/22	$5,793,547	$5,432,344	$5,589,810
10/22	$5,729,943	$5,372,739	$5,532,116
11/22	$5,952,490	$5,573,070	$5,806,930
12/22	$5,939,096	$5,554,141	$5,781,885
1/23	$6,219,355	$5,726,432	$6,002,404
2/23	$6,083,064	$5,585,724	$5,821,792
3/23	$6,157,106	$5,716,761	$5,981,375
4/23	$6,170,131	$5,751,684	$6,028,386
5/23	$6,111,055	$5,692,052	$5,944,445
6/23	$6,149,633	$5,683,206	$5,962,834
7/23	$6,164,227	$5,688,856	$5,981,080
8/23	$6,137,855	$5,654,598	$5,937,987
9/23	$5,992,890	$5,519,764	$5,783,507
10/23	$5,885,527	$5,436,756	$5,680,714
11/23	$6,196,385	$5,681,437	$6,003,109
12/23	$6,465,042	$5,897,014	$6,254,928
1/24	$6,490,125	$5,882,902	$6,243,750
2/24	$6,426,098	$5,812,368	$6,153,694
3/24	$6,512,530	$5,869,437	$6,229,332
4/24	$6,368,639	$5,732,278	$6,074,354
5/24	$6,496,927	$5,827,297	$6,185,106
6/24	$6,554,352	$5,880,568	$6,226,247
7/24	$6,704,978	$6,014,044	$6,372,423
8/24	$6,816,324	$6,102,576	$6,471,460
9/24	$6,919,506	$6,186,276	$6,581,927

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	15.46%	2.03%	3.30%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Credit Index	13.81%	1.07%	2.78%

AssetsNet	$ 952,588,778
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 3,242,516
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$952,588,778
# of Portfolio Holdings	339
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$3,242,516

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(5.8%)
Not Rated	7.4%
CCC or Lower	1.6%
B	5.0%
BB	9.2%
BBB	43.7%
A	12.9%
AA	6.6%
AAA	19.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014109
Shareholder Report [Line Items]
Fund Name	Calvert Core Bond Fund
Class Name	Class A
Trading Symbol	CLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↓ The Fund’s slightly shorter-than-Index duration detracted from performance relative to the Index during the period

↓ Selections in U.S. Treasurys, commercial mortgage-backed securities, and government-related securities detracted from Index-relative performance

↓ An underweight position in agency mortgage-backed securities further detracted from returns relative to the Index during the period

↓ An overweight position in asset-backed securities hampered Index-relative returns during the period

↑ The Fund’s use of U.S. Treasury futures contracts to help manage interest rate movements during the period aided performance relative to the Index

↑ Security selections ― especially in investment-grade corporate securities and asset-backed securities ― contributed to Index-relative performance

↑ The Fund’s underweight exposure to U.S. Treasurys contributed to returns relative to the Index during the period

↑ Overweight positions in commercial mortgage-backed securities, which benefited from interest rate cuts, and investment-grade corporate bonds helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,832	$10,098	$10,098
11/14	$9,953	$10,152	$10,170
12/14	$10,118	$10,134	$10,179
1/15	$10,640	$10,327	$10,393
2/15	$10,373	$10,267	$10,295
3/15	$10,422	$10,309	$10,343
4/15	$10,193	$10,297	$10,306
5/15	$10,051	$10,279	$10,281
6/15	$9,712	$10,164	$10,169
7/15	$9,859	$10,224	$10,240
8/15	$9,760	$10,194	$10,225
9/15	$9,796	$10,233	$10,294
10/15	$9,836	$10,266	$10,296
11/15	$9,775	$10,229	$10,269
12/15	$9,722	$10,178	$10,235
1/16	$9,889	$10,290	$10,376
2/16	$10,046	$10,363	$10,450
3/16	$10,311	$10,490	$10,546
4/16	$10,427	$10,562	$10,586
5/16	$10,450	$10,570	$10,589
6/16	$10,868	$10,756	$10,779
7/16	$11,139	$10,844	$10,847
8/16	$11,140	$10,856	$10,835
9/16	$11,069	$10,859	$10,829
10/16	$10,827	$10,787	$10,746
11/16	$10,319	$10,544	$10,492
12/16	$10,381	$10,576	$10,506
1/17	$10,405	$10,613	$10,527
2/17	$10,595	$10,695	$10,598
3/17	$10,553	$10,691	$10,592
4/17	$10,705	$10,780	$10,674
5/17	$10,907	$10,863	$10,756
6/17	$11,013	$10,854	$10,745
7/17	$11,066	$10,908	$10,792
8/17	$11,210	$11,002	$10,888
9/17	$11,139	$10,963	$10,836
10/17	$11,176	$10,976	$10,843
11/17	$11,194	$10,960	$10,829
12/17	$11,365	$11,008	$10,879
1/18	$11,211	$10,902	$10,753
2/18	$10,927	$10,799	$10,651
3/18	$10,998	$10,853	$10,720
4/18	$10,812	$10,781	$10,640
5/18	$10,860	$10,840	$10,716
6/18	$10,796	$10,824	$10,703
7/18	$10,872	$10,847	$10,705
8/18	$10,927	$10,900	$10,774
9/18	$10,824	$10,853	$10,705
10/18	$10,509	$10,763	$10,620
11/18	$10,491	$10,811	$10,683
12/18	$10,713	$10,980	$10,880
1/19	$11,034	$11,132	$10,995
2/19	$11,060	$11,144	$10,989
3/19	$11,517	$11,345	$11,200
4/19	$11,570	$11,361	$11,203
5/19	$11,912	$11,535	$11,402
6/19	$12,234	$11,698	$11,545
7/19	$12,348	$11,733	$11,570
8/19	$13,044	$11,998	$11,870
9/19	$12,859	$11,946	$11,807
10/19	$12,931	$11,985	$11,842
11/19	$12,976	$11,982	$11,836
12/19	$12,937	$12,000	$11,828
1/20	$13,507	$12,216	$12,056
2/20	$13,815	$12,399	$12,273
3/20	$12,710	$12,156	$12,200
4/20	$13,461	$12,400	$12,417
5/20	$13,578	$12,516	$12,475
6/20	$13,976	$12,620	$12,554
7/20	$14,644	$12,842	$12,741
8/20	$14,305	$12,768	$12,638
9/20	$14,299	$12,745	$12,632
10/20	$14,177	$12,699	$12,575
11/20	$14,754	$12,865	$12,698
12/20	$14,820	$12,909	$12,716
1/21	$14,572	$12,828	$12,625
2/21	$14,414	$12,663	$12,443
3/21	$14,277	$12,515	$12,287
4/21	$14,387	$12,621	$12,384
5/21	$14,432	$12,669	$12,425
6/21	$14,535	$12,761	$12,512
7/21	$14,676	$12,889	$12,652
8/21	$14,653	$12,881	$12,628
9/21	$14,555	$12,771	$12,518
10/21	$14,532	$12,760	$12,515
11/21	$14,511	$12,776	$12,552
12/21	$14,479	$12,767	$12,520
1/22	$14,165	$12,487	$12,250
2/22	$13,970	$12,317	$12,114
3/22	$13,578	$11,986	$11,777
4/22	$13,122	$11,539	$11,330
5/22	$13,171	$11,603	$11,403
6/22	$12,957	$11,371	$11,224
7/22	$13,225	$11,657	$11,498
8/22	$12,909	$11,354	$11,174
9/22	$12,404	$10,865	$10,691
10/22	$12,225	$10,745	$10,552
11/22	$12,630	$11,146	$10,940
12/22	$12,576	$11,108	$10,891
1/23	$12,988	$11,453	$11,226
2/23	$12,702	$11,171	$10,936
3/23	$12,991	$11,434	$11,214
4/23	$13,070	$11,503	$11,282
5/23	$12,915	$11,384	$11,159
6/23	$12,865	$11,366	$11,119
7/23	$12,868	$11,378	$11,111
8/23	$12,799	$11,309	$11,040
9/23	$12,498	$11,040	$10,760
10/23	$12,314	$10,874	$10,590
11/23	$12,840	$11,363	$11,069
12/23	$13,304	$11,794	$11,493
1/24	$13,326	$11,766	$11,462
2/24	$13,116	$11,625	$11,300
3/24	$13,230	$11,739	$11,404
4/24	$12,909	$11,465	$11,116
5/24	$13,136	$11,655	$11,304
6/24	$13,253	$11,761	$11,411
7/24	$13,552	$12,028	$11,678
8/24	$13,749	$12,205	$11,846
9/24	$13,928	$12,373	$12,004

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	11.45%	1.61%	3.71%
Class A with 3.25% Maximum Sales Charge	7.82%	0.94%	3.37%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 1,095,033,286
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 1,867,148
InvestmentCompanyPortfolioTurnover	376.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,095,033,286
# of Portfolio Holdings	370
Portfolio Turnover Rate	376%
Total Advisory Fees Paid	$1,867,148

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(5.9%)
Not Rated	0.9%
BB	0.3%
BBB	16.3%
A	14.3%
AA	7.0%
AAA	67.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014108
Shareholder Report [Line Items]
Fund Name	Calvert Core Bond Fund
Class Name	Class I
Trading Symbol	CLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund’s use of U.S. Treasury futures contracts to help manage interest rate movements during the period aided performance relative to the Index

↑ Security selections ― especially in investment-grade corporate securities and asset-backed securities ― contributed to Index-relative performance

↑ The Fund’s underweight exposure to U.S. Treasurys contributed to returns relative to the Index during the period

↑ Overweight positions in commercial mortgage-backed securities, which benefited from interest rate cuts, and investment-grade corporate bonds helped returns

↓ The Fund’s slightly shorter-than-Index duration detracted from performance relative to the Index during the period

↓ Selections in U.S. Treasurys, commercial mortgage-backed securities, and government-related securities detracted from Index-relative performance

↓ An underweight position in agency mortgage-backed securities further detracted from returns relative to the Index during the period

↓ An overweight position in asset-backed securities hampered Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,016,250	$1,009,792	$1,009,828
11/14	$1,028,693	$1,015,242	$1,016,991
12/14	$1,045,809	$1,013,408	$1,017,942
1/15	$1,099,767	$1,032,698	$1,039,288
2/15	$1,072,705	$1,026,679	$1,029,516
3/15	$1,076,398	$1,030,917	$1,034,297
4/15	$1,054,972	$1,029,721	$1,030,585
5/15	$1,040,399	$1,027,919	$1,028,104
6/15	$1,006,386	$1,016,447	$1,016,893
7/15	$1,022,137	$1,022,366	$1,023,962
8/15	$1,012,452	$1,019,354	$1,022,492
9/15	$1,016,197	$1,023,344	$1,029,408
10/15	$1,020,942	$1,026,615	$1,029,579
11/15	$1,015,875	$1,022,871	$1,026,859
12/15	$1,010,853	$1,017,761	$1,023,541
1/16	$1,028,772	$1,028,996	$1,037,626
2/16	$1,045,557	$1,036,306	$1,044,987
3/16	$1,073,685	$1,049,006	$1,054,574
4/16	$1,086,163	$1,056,153	$1,058,622
5/16	$1,089,067	$1,056,978	$1,058,894
6/16	$1,133,114	$1,075,586	$1,077,920
7/16	$1,161,169	$1,084,449	$1,084,735
8/16	$1,162,398	$1,085,619	$1,083,494
9/16	$1,154,889	$1,085,877	$1,082,859
10/16	$1,130,148	$1,078,673	$1,074,577
11/16	$1,077,648	$1,054,427	$1,049,159
12/16	$1,084,627	$1,057,560	$1,050,639
1/17	$1,087,546	$1,061,291	$1,052,700
2/17	$1,108,426	$1,069,479	$1,059,775
3/17	$1,104,482	$1,069,121	$1,059,220
4/17	$1,120,772	$1,077,992	$1,067,394
5/17	$1,141,708	$1,086,309	$1,075,610
6/17	$1,153,856	$1,085,388	$1,074,527
7/17	$1,159,218	$1,090,794	$1,079,151
8/17	$1,175,362	$1,100,205	$1,088,831
9/17	$1,168,369	$1,096,333	$1,083,645
10/17	$1,171,821	$1,097,650	$1,084,272
11/17	$1,174,019	$1,095,989	$1,082,881
12/17	$1,192,201	$1,100,820	$1,087,851
1/18	$1,177,030	$1,090,227	$1,075,322
2/18	$1,146,760	$1,079,889	$1,065,128
3/18	$1,155,124	$1,085,336	$1,071,959
4/18	$1,135,820	$1,078,094	$1,063,986
5/18	$1,141,174	$1,083,973	$1,071,580
6/18	$1,134,722	$1,082,401	$1,070,262
7/18	$1,142,879	$1,084,667	$1,070,516
8/18	$1,149,621	$1,090,010	$1,077,405
9/18	$1,138,314	$1,085,340	$1,070,467
10/18	$1,106,135	$1,076,261	$1,062,007
11/18	$1,104,567	$1,081,101	$1,068,347
12/18	$1,128,777	$1,098,015	$1,087,974
1/19	$1,162,029	$1,113,155	$1,099,528
2/19	$1,165,770	$1,114,368	$1,098,891
3/19	$1,214,045	$1,134,491	$1,119,992
4/19	$1,219,912	$1,136,079	$1,120,278
5/19	$1,255,470	$1,153,482	$1,140,165
6/19	$1,290,339	$1,169,797	$1,154,483
7/19	$1,301,852	$1,173,279	$1,157,023
8/19	$1,375,462	$1,199,827	$1,187,003
9/19	$1,356,210	$1,194,629	$1,180,681
10/19	$1,364,161	$1,198,489	$1,184,238
11/19	$1,369,135	$1,198,249	$1,183,635
12/19	$1,365,325	$1,200,035	$1,182,810
1/20	$1,425,752	$1,221,573	$1,205,572
2/20	$1,458,449	$1,239,864	$1,227,271
3/20	$1,342,199	$1,215,645	$1,220,049
4/20	$1,421,714	$1,239,996	$1,241,736
5/20	$1,434,431	$1,251,577	$1,247,518
6/20	$1,476,658	$1,262,020	$1,255,376
7/20	$1,547,508	$1,284,189	$1,274,128
8/20	$1,512,865	$1,276,784	$1,263,843
9/20	$1,512,523	$1,274,483	$1,263,150
10/20	$1,499,972	$1,269,928	$1,257,510
11/20	$1,561,213	$1,286,499	$1,269,849
12/20	$1,568,496	$1,290,942	$1,271,599
1/21	$1,542,624	$1,282,828	$1,262,482
2/21	$1,525,437	$1,266,275	$1,244,251
3/21	$1,511,327	$1,251,539	$1,228,714
4/21	$1,524,062	$1,262,063	$1,238,421
5/21	$1,528,305	$1,266,877	$1,242,467
6/21	$1,540,344	$1,276,113	$1,251,197
7/21	$1,555,535	$1,288,927	$1,265,186
8/21	$1,553,510	$1,288,066	$1,262,777
9/21	$1,542,662	$1,277,067	$1,251,844
10/21	$1,541,398	$1,276,023	$1,251,499
11/21	$1,539,519	$1,277,564	$1,255,202
12/21	$1,535,675	$1,276,703	$1,251,990
1/22	$1,503,593	$1,248,712	$1,225,017
2/22	$1,483,147	$1,231,687	$1,211,350
3/22	$1,441,908	$1,198,643	$1,177,697
4/22	$1,393,833	$1,153,936	$1,133,006
5/22	$1,398,586	$1,160,286	$1,140,311
6/22	$1,376,952	$1,137,100	$1,122,422
7/22	$1,404,875	$1,165,689	$1,149,848
8/22	$1,371,629	$1,135,386	$1,117,357
9/22	$1,318,255	$1,086,469	$1,069,080
10/22	$1,299,561	$1,074,548	$1,055,233
11/22	$1,342,904	$1,114,614	$1,094,040
12/22	$1,337,402	$1,110,828	$1,089,105
1/23	$1,382,307	$1,145,286	$1,122,610
2/23	$1,351,393	$1,117,145	$1,093,584
3/23	$1,383,170	$1,143,352	$1,121,364
4/23	$1,391,006	$1,150,337	$1,128,160
5/23	$1,374,862	$1,138,410	$1,115,876
6/23	$1,369,885	$1,136,641	$1,111,896
7/23	$1,370,471	$1,137,771	$1,111,121
8/23	$1,363,351	$1,130,920	$1,104,024
9/23	$1,332,579	$1,103,953	$1,075,969
10/23	$1,312,328	$1,087,351	$1,058,989
11/23	$1,368,674	$1,136,287	$1,106,947
12/23	$1,418,303	$1,179,403	$1,149,319
1/24	$1,421,007	$1,176,580	$1,146,163
2/24	$1,398,866	$1,162,474	$1,129,970
3/24	$1,412,271	$1,173,887	$1,140,404
4/24	$1,378,279	$1,146,456	$1,111,599
5/24	$1,401,902	$1,165,459	$1,130,444
6/24	$1,414,710	$1,176,114	$1,141,147
7/24	$1,446,833	$1,202,809	$1,167,800
8/24	$1,468,184	$1,220,515	$1,184,582
9/24	$1,487,730	$1,237,255	$1,200,442

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.64%	1.87%	4.05%
Bloomberg U.S. Universal IndexFootnote Reference3	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 1,095,033,286
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 1,867,148
InvestmentCompanyPortfolioTurnover	376.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,095,033,286
# of Portfolio Holdings	370
Portfolio Turnover Rate	376%
Total Advisory Fees Paid	$1,867,148

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(5.9%)
Not Rated	0.9%
BB	0.3%
BBB	16.3%
A	14.3%
AA	7.0%
AAA	67.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000225189
Shareholder Report [Line Items]
Fund Name	Calvert Core Bond Fund
Class Name	Class R6
Trading Symbol	CLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund’s use of U.S. Treasury futures contracts to help manage interest rate movements during the period aided performance relative to the Index

↑ Security selections ― especially in investment-grade corporate securities and asset-backed securities ― contributed to Index-relative performance

↑ The Fund’s underweight exposure to U.S. Treasurys contributed to returns relative to the Index during the period

↑ Overweight positions in commercial mortgage-backed securities, which benefited from interest rate cuts, and investment-grade corporate bonds helped returns

↓ The Fund’s slightly shorter-than-Index duration detracted from performance relative to the Index during the period

↓ Selections in U.S. Treasurys, commercial mortgage-backed securities, and government-related securities detracted from Index-relative performance

↓ An underweight position in agency mortgage-backed securities further detracted from returns relative to the Index during the period

↓ An overweight position in asset-backed securities hampered Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,081,252	$5,048,962	$5,049,138
11/14	$5,143,467	$5,076,209	$5,084,956
12/14	$5,229,043	$5,067,038	$5,089,712
1/15	$5,498,835	$5,163,490	$5,196,439
2/15	$5,363,527	$5,133,397	$5,147,580
3/15	$5,381,988	$5,154,585	$5,171,483
4/15	$5,274,862	$5,148,604	$5,152,927
5/15	$5,201,994	$5,139,597	$5,140,518
6/15	$5,031,928	$5,082,236	$5,084,467
7/15	$5,110,687	$5,111,830	$5,119,810
8/15	$5,062,261	$5,096,768	$5,112,458
9/15	$5,080,987	$5,116,718	$5,147,040
10/15	$5,104,711	$5,133,074	$5,147,895
11/15	$5,079,373	$5,114,355	$5,134,295
12/15	$5,054,265	$5,088,805	$5,117,703
1/16	$5,143,861	$5,144,980	$5,188,129
2/16	$5,227,786	$5,181,528	$5,224,933
3/16	$5,368,424	$5,245,029	$5,272,871
4/16	$5,430,817	$5,280,765	$5,293,111
5/16	$5,445,335	$5,284,889	$5,294,468
6/16	$5,665,572	$5,377,929	$5,389,599
7/16	$5,805,846	$5,422,245	$5,423,673
8/16	$5,811,992	$5,428,094	$5,417,471
9/16	$5,774,446	$5,429,384	$5,414,297
10/16	$5,650,739	$5,393,365	$5,372,883
11/16	$5,388,242	$5,272,137	$5,245,795
12/16	$5,423,136	$5,287,798	$5,253,193
1/17	$5,437,730	$5,306,454	$5,263,501
2/17	$5,542,129	$5,347,397	$5,298,877
3/17	$5,522,411	$5,345,606	$5,296,098
4/17	$5,603,860	$5,389,960	$5,336,968
5/17	$5,708,540	$5,431,545	$5,378,048
6/17	$5,769,280	$5,426,940	$5,372,635
7/17	$5,796,090	$5,453,971	$5,395,754
8/17	$5,876,811	$5,501,026	$5,444,153
9/17	$5,841,846	$5,481,666	$5,418,223
10/17	$5,859,107	$5,488,248	$5,421,362
11/17	$5,870,096	$5,479,943	$5,414,403
12/17	$5,961,006	$5,504,100	$5,439,253
1/18	$5,885,151	$5,451,135	$5,376,610
2/18	$5,733,802	$5,399,447	$5,325,642
3/18	$5,775,618	$5,426,680	$5,359,795
4/18	$5,679,099	$5,390,471	$5,319,932
5/18	$5,705,871	$5,419,867	$5,357,900
6/18	$5,673,612	$5,412,007	$5,351,310
7/18	$5,714,393	$5,423,333	$5,352,582
8/18	$5,748,104	$5,450,052	$5,387,024
9/18	$5,691,568	$5,426,699	$5,352,334
10/18	$5,530,674	$5,381,303	$5,310,037
11/18	$5,522,835	$5,405,504	$5,341,736
12/18	$5,643,886	$5,490,077	$5,439,871
1/19	$5,810,144	$5,565,773	$5,497,639
2/19	$5,828,848	$5,571,839	$5,494,454
3/19	$6,070,223	$5,672,454	$5,599,958
4/19	$6,099,560	$5,680,394	$5,601,391
5/19	$6,277,348	$5,767,409	$5,700,825
6/19	$6,451,693	$5,848,985	$5,772,417
7/19	$6,509,258	$5,866,395	$5,785,114
8/19	$6,877,308	$5,999,137	$5,935,016
9/19	$6,781,050	$5,973,146	$5,903,406
10/19	$6,820,804	$5,992,444	$5,921,188
11/19	$6,845,676	$5,991,246	$5,918,173
12/19	$6,826,626	$6,000,174	$5,914,048
1/20	$7,128,762	$6,107,865	$6,027,861
2/20	$7,292,246	$6,199,319	$6,136,354
3/20	$6,710,993	$6,078,224	$6,100,243
4/20	$7,108,571	$6,199,980	$6,208,682
5/20	$7,172,157	$6,257,887	$6,237,589
6/20	$7,383,290	$6,310,102	$6,276,880
7/20	$7,737,538	$6,420,945	$6,370,638
8/20	$7,564,327	$6,383,919	$6,319,215
9/20	$7,562,616	$6,372,414	$6,315,751
10/20	$7,499,860	$6,349,638	$6,287,550
11/20	$7,806,066	$6,432,497	$6,349,245
12/20	$7,842,481	$6,454,709	$6,357,994
1/21	$7,713,120	$6,414,139	$6,312,408
2/21	$7,627,186	$6,331,377	$6,221,254
3/21	$7,556,633	$6,257,696	$6,143,571
4/21	$7,620,308	$6,310,316	$6,192,105
5/21	$7,641,526	$6,334,386	$6,212,335
6/21	$7,701,719	$6,380,565	$6,255,983
7/21	$7,777,676	$6,444,633	$6,325,931
8/21	$7,767,550	$6,440,332	$6,313,887
9/21	$7,713,312	$6,385,334	$6,259,222
10/21	$7,706,991	$6,380,115	$6,257,496
11/21	$7,697,594	$6,387,822	$6,276,009
12/21	$7,678,376	$6,383,515	$6,259,950
1/22	$7,517,963	$6,243,562	$6,125,085
2/22	$7,415,733	$6,158,437	$6,056,752
3/22	$7,209,540	$5,993,214	$5,888,485
4/22	$6,969,164	$5,769,682	$5,665,028
5/22	$6,992,931	$5,801,428	$5,701,554
6/22	$6,884,762	$5,685,501	$5,612,108
7/22	$7,024,375	$5,828,446	$5,749,238
8/22	$6,858,144	$5,676,928	$5,586,784
9/22	$6,591,277	$5,432,344	$5,345,399
10/22	$6,497,805	$5,372,739	$5,276,164
11/22	$6,714,522	$5,573,070	$5,470,198
12/22	$6,687,009	$5,554,141	$5,445,523
1/23	$6,911,534	$5,726,432	$5,613,049
2/23	$6,756,965	$5,585,724	$5,467,922
3/23	$6,915,848	$5,716,761	$5,606,821
4/23	$6,955,028	$5,751,684	$5,640,802
5/23	$6,874,311	$5,692,052	$5,579,381
6/23	$6,849,426	$5,683,206	$5,559,482
7/23	$6,848,127	$5,688,856	$5,555,606
8/23	$6,817,046	$5,654,598	$5,520,121
9/23	$6,658,957	$5,519,764	$5,379,845
10/23	$6,562,229	$5,436,756	$5,294,945
11/23	$6,844,148	$5,681,437	$5,534,733
12/23	$7,092,482	$5,897,014	$5,746,597
1/24	$7,106,180	$5,882,902	$5,730,816
2/24	$6,995,623	$5,812,368	$5,649,850
3/24	$7,058,350	$5,869,437	$5,702,020
4/24	$6,888,510	$5,732,278	$5,557,996
5/24	$7,011,319	$5,827,297	$5,652,222
6/24	$7,075,546	$5,880,568	$5,705,733
7/24	$7,236,380	$6,014,044	$5,839,002
8/24	$7,338,782	$6,102,576	$5,922,908
9/24	$7,439,926	$6,186,276	$6,002,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	11.68%	1.86%	4.05%
Bloomberg U.S. Universal IndexFootnote Reference3	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 1,095,033,286
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 1,867,148
InvestmentCompanyPortfolioTurnover	376.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,095,033,286
# of Portfolio Holdings	370
Portfolio Turnover Rate	376%
Total Advisory Fees Paid	$1,867,148

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(5.9%)
Not Rated	0.9%
BB	0.3%
BBB	16.3%
A	14.3%
AA	7.0%
AAA	67.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235422
Shareholder Report [Line Items]
Fund Name	Calvert Mortgage Access Fund
Class Name	Class A
Trading Symbol	CMMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.56%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities Index (the Index):

↓ The Fund’s use of interest-rate hedges ― such as through U.S. Treasury futures ― detracted from Index-relative performance during the period

↓ An overweight position in higher coupon-rated specified pools of mortgage-backed securities hurt Index-relative returns during the period

↓ An underweight exposure to lower coupon-rated mortgage-backed securities traded in the “To Be Announced” ― or TBA ― market detracted from Index-relative performance during the period

↑ An allocation to non-agency mortgage-backed securities ― particularly MBS for borrowers not qualified for traditional government mortgage programs ― contributed to performance relative to the Index during the period

↑ An allocation to loans issued by the Federal Agricultural Mortgage Corp. (Farmer Mac), which lends to small family farms, contributed to relative returns

↑ An allocation to fixed-rate collateralized mortgage obligations aided Fund performance as a result of price appreciation and higher coupon income

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securties Index
5/22	$9,694	$10,055	$10,111
6/22	$9,684	$9,854	$9,949
7/22	$9,741	$10,102	$10,269
8/22	$9,698	$9,839	$9,917
9/22	$9,446	$9,415	$9,416
10/22	$9,403	$9,312	$9,282
11/22	$9,647	$9,659	$9,661
12/22	$9,658	$9,626	$9,618
1/23	$9,876	$9,925	$9,935
2/23	$9,750	$9,681	$9,673
3/23	$9,995	$9,908	$9,861
4/23	$10,039	$9,969	$9,912
5/23	$9,962	$9,865	$9,839
6/23	$9,915	$9,850	$9,797
7/23	$9,919	$9,860	$9,790
8/23	$9,903	$9,801	$9,710
9/23	$9,704	$9,567	$9,400
10/23	$9,524	$9,423	$9,206
11/23	$9,984	$9,847	$9,686
12/23	$10,309	$10,221	$10,103
1/24	$10,334	$10,196	$10,057
2/24	$10,087	$10,074	$9,893
3/24	$10,175	$10,173	$9,998
4/24	$9,883	$9,935	$9,695
5/24	$10,142	$10,100	$9,889
6/24	$10,285	$10,192	$10,005
7/24	$10,580	$10,424	$10,268
8/24	$10,777	$10,577	$10,434
9/24	$10,865	$10,722	$10,558

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class A	12.02%	4.92%
Class A with 3.25% Maximum Sales Charge	8.34%	3.48%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	2.92%
Bloomberg U.S. Mortgage Backed Securties Index	12.32%	2.26%

Performance Inception Date	Apr. 29, 2022
Material Change Date		Sep. 30, 2023
AssetsNet	$ 60,780,562
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 57,550
InvestmentCompanyPortfolioTurnover	379.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,780,562
# of Portfolio Holdings	180
Portfolio Turnover Rate	379%
Total Advisory Fees Paid	$57,550

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	3.9%
BB	0.3%
BBB	4.7%
A	7.0%
AA	1.8%
AAA	82.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000235423
Shareholder Report [Line Items]
Fund Name	Calvert Mortgage Access Fund
Class Name	Class C
Trading Symbol	CMMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$244	2.31%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities Index (the Index):

↓ The Fund’s use of interest-rate hedges ― such as through U.S. Treasury futures ― detracted from Index-relative performance during the period

↓ An overweight position in higher coupon-rated specified pools of mortgage-backed securities hurt Index-relative returns during the period

↓ An underweight exposure to lower coupon-rated mortgage-backed securities traded in the “To Be Announced” ― or TBA ― market detracted from Index-relative performance during the period

↑ An allocation to non-agency mortgage-backed securities ― particularly MBS for borrowers not qualified for traditional government mortgage programs ― contributed to performance relative to the Index during the period

↑ An allocation to loans issued by the Federal Agricultural Mortgage Corp. (Farmer Mac), which lends to small family farms, contributed to relative returns

↑ An allocation to fixed-rate collateralized mortgage obligations aided Fund performance as a result of price appreciation and higher coupon income

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securties Index
5/22	$10,020	$10,055	$10,111
6/22	$9,994	$9,854	$9,949
7/22	$10,046	$10,102	$10,269
8/22	$9,996	$9,839	$9,917
9/22	$9,730	$9,415	$9,416
10/22	$9,679	$9,312	$9,282
11/22	$9,924	$9,659	$9,661
12/22	$9,929	$9,626	$9,618
1/23	$10,147	$9,925	$9,935
2/23	$10,012	$9,681	$9,673
3/23	$10,267	$9,908	$9,861
4/23	$10,296	$9,969	$9,912
5/23	$10,221	$9,865	$9,839
6/23	$10,156	$9,850	$9,797
7/23	$10,153	$9,860	$9,790
8/23	$10,131	$9,801	$9,710
9/23	$9,920	$9,567	$9,400
10/23	$9,741	$9,423	$9,206
11/23	$10,204	$9,847	$9,686
12/23	$10,530	$10,221	$10,103
1/24	$10,538	$10,196	$10,057
2/24	$10,280	$10,074	$9,893
3/24	$10,374	$10,173	$9,998
4/24	$10,060	$9,935	$9,695
5/24	$10,317	$10,100	$9,889
6/24	$10,456	$10,192	$10,005
7/24	$10,759	$10,424	$10,268
8/24	$10,953	$10,577	$10,434
9/24	$11,040	$10,722	$10,558

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class C	11.29%	4.17%
Class C with 1% Maximum Deferred Sales Charge	10.29%	4.17%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	2.92%
Bloomberg U.S. Mortgage Backed Securties Index	12.32%	2.26%

Performance Inception Date	Apr. 29, 2022
Material Change Date		Sep. 30, 2023
AssetsNet	$ 60,780,562
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 57,550
InvestmentCompanyPortfolioTurnover	379.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,780,562
# of Portfolio Holdings	180
Portfolio Turnover Rate	379%
Total Advisory Fees Paid	$57,550

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	3.9%
BB	0.3%
BBB	4.7%
A	7.0%
AA	1.8%
AAA	82.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000235424
Shareholder Report [Line Items]
Fund Name	Calvert Mortgage Access Fund
Class Name	Class I
Trading Symbol	CMMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$139	1.31%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities Index (the Index):

↓ The Fund’s use of interest-rate hedges ― such as through U.S. Treasury futures ― detracted from Index-relative performance during the period

↓ An overweight position in higher coupon-rated specified pools of mortgage-backed securities hurt Index-relative returns during the period

↓ An underweight exposure to lower coupon-rated mortgage-backed securities traded in the “To Be Announced” ― or TBA ― market detracted from Index-relative performance during the period

↑ An allocation to non-agency mortgage-backed securities ― particularly MBS for borrowers not qualified for traditional government mortgage programs ― contributed to performance relative to the Index during the period

↑ An allocation to loans issued by the Federal Agricultural Mortgage Corp. (Farmer Mac), which lends to small family farms, contributed to relative returns

↑ An allocation to fixed-rate collateralized mortgage obligations aided Fund performance as a result of price appreciation and higher coupon income

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securties Index
6/22	$1,001,056	$985,410	$994,869
9/22	$977,010	$941,533	$941,647
12/22	$999,563	$962,642	$961,805
3/23	$1,036,148	$990,828	$986,102
6/23	$1,027,540	$985,012	$979,745
9/23	$1,006,238	$956,684	$940,025
12/23	$1,070,715	$1,022,069	$1,010,336
3/24	$1,057,461	$1,017,290	$999,781
6/24	$1,068,489	$1,019,219	$1,000,472
9/24	$1,131,025	$1,072,204	$1,055,792

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class I	12.40%	5.21%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	2.92%
Bloomberg U.S. Mortgage Backed Securties Index	12.32%	2.26%

Performance Inception Date	Apr. 29, 2022
Material Change Date		Sep. 30, 2023
AssetsNet	$ 60,780,562
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 57,550
InvestmentCompanyPortfolioTurnover	379.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,780,562
# of Portfolio Holdings	180
Portfolio Turnover Rate	379%
Total Advisory Fees Paid	$57,550

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	3.9%
BB	0.3%
BBB	4.7%
A	7.0%
AA	1.8%
AAA	82.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000235421
Shareholder Report [Line Items]
Fund Name	Calvert Mortgage Access Fund
Class Name	Class R6
Trading Symbol	CMMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$140	1.32%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities Index (the Index):

↓ The Fund’s use of interest-rate hedges ― such as through U.S. Treasury futures ― detracted from Index-relative performance during the period

↓ An overweight position in higher coupon-rated specified pools of mortgage-backed securities hurt Index-relative returns during the period

↓ An underweight exposure to lower coupon-rated mortgage-backed securities traded in the “To Be Announced” ― or TBA ― market detracted from Index-relative performance during the period

↑ An allocation to non-agency mortgage-backed securities ― particularly MBS for borrowers not qualified for traditional government mortgage programs ― contributed to performance relative to the Index during the period

↑ An allocation to loans issued by the Federal Agricultural Mortgage Corp. (Farmer Mac), which lends to small family farms, contributed to relative returns

↑ An allocation to fixed-rate collateralized mortgage obligations aided Fund performance as a result of price appreciation and higher coupon income

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securties Index
5/22	$5,010,778	$5,027,511	$5,055,285
6/22	$5,008,438	$4,927,049	$4,974,343
7/22	$5,038,967	$5,050,925	$5,134,264
8/22	$5,018,025	$4,919,619	$4,958,695
9/22	$4,888,131	$4,707,664	$4,708,235
10/22	$4,867,177	$4,656,010	$4,641,163
11/22	$4,994,496	$4,829,616	$4,830,329
12/22	$5,000,975	$4,813,212	$4,809,024
1/23	$5,115,365	$4,962,520	$4,967,456
2/23	$5,050,894	$4,840,583	$4,836,288
3/23	$5,183,955	$4,954,139	$4,930,508
4/23	$5,202,726	$4,984,403	$4,956,024
5/23	$5,169,128	$4,932,726	$4,919,721
6/23	$5,140,857	$4,925,060	$4,898,723
7/23	$5,143,617	$4,929,956	$4,895,080
8/23	$5,136,731	$4,900,268	$4,854,809
9/23	$5,034,113	$4,783,421	$4,700,123
10/23	$4,947,128	$4,711,487	$4,603,012
11/23	$5,186,801	$4,923,527	$4,842,969
12/23	$5,356,682	$5,110,346	$5,051,682
1/24	$5,365,523	$5,098,116	$5,028,316
2/24	$5,238,160	$5,036,992	$4,946,512
3/24	$5,290,362	$5,086,448	$4,998,906
4/24	$5,134,486	$4,967,586	$4,847,664
5/24	$5,270,023	$5,049,929	$4,944,524
6/24	$5,345,523	$5,096,094	$5,002,359
7/24	$5,505,287	$5,211,764	$5,134,238
8/24	$5,608,823	$5,288,486	$5,217,085
9/24	$5,658,355	$5,361,020	$5,278,962

Average Annual Return [Table Text Block]
Fund	1 Year	Since 4/29/22 (Inception)
Class R6	12.40%	5.23%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	2.92%
Bloomberg U.S. Mortgage Backed Securties Index	12.32%	2.26%

Performance Inception Date	Apr. 29, 2022
Material Change Date		Sep. 30, 2023
AssetsNet	$ 60,780,562
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 57,550
InvestmentCompanyPortfolioTurnover	379.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,780,562
# of Portfolio Holdings	180
Portfolio Turnover Rate	379%
Total Advisory Fees Paid	$57,550

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	3.9%
BB	0.3%
BBB	4.7%
A	7.0%
AA	1.8%
AAA	82.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000014103
Shareholder Report [Line Items]
Fund Name	Calvert Short Duration Income Fund
Class Name	Class A
Trading Symbol	CSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index):

↓ The Fund’s underweight duration detracted most from performance relative to the Index during the period

↓ An out-of-Index position in U.S. Treasurys, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns

↓ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― detracted slightly from Index-relative returns

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ An underweight position in government-related securities in addition to out-of-Index positions in commercial mortgage-backed securities and asset-backed securities contributed to performance relative to the Index during the period

↑ An out-of-Index position in non-agency mortgage-backed securities contributed to Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg 1-5 Year U.S. Credit Index
9/14	$9,775	$10,000	$10,000
10/14	$9,778	$10,098	$10,044
11/14	$9,787	$10,152	$10,075
12/14	$9,744	$10,134	$10,033
1/15	$9,808	$10,327	$10,130
2/15	$9,823	$10,267	$10,111
3/15	$9,849	$10,309	$10,148
4/15	$9,863	$10,297	$10,165
5/15	$9,870	$10,279	$10,175
6/15	$9,824	$10,164	$10,137
7/15	$9,838	$10,224	$10,156
8/15	$9,810	$10,194	$10,141
9/15	$9,813	$10,233	$10,181
10/15	$9,828	$10,266	$10,187
11/15	$9,806	$10,229	$10,175
12/15	$9,768	$10,178	$10,139
1/16	$9,791	$10,290	$10,193
2/16	$9,791	$10,363	$10,204
3/16	$9,889	$10,490	$10,315
4/16	$9,963	$10,562	$10,362
5/16	$9,974	$10,570	$10,355
6/16	$10,061	$10,756	$10,450
7/16	$10,116	$10,844	$10,486
8/16	$10,133	$10,856	$10,484
9/16	$10,156	$10,859	$10,495
10/16	$10,146	$10,787	$10,487
11/16	$10,075	$10,544	$10,387
12/16	$10,085	$10,576	$10,401
1/17	$10,115	$10,613	$10,439
2/17	$10,149	$10,695	$10,484
3/17	$10,165	$10,691	$10,494
4/17	$10,200	$10,780	$10,543
5/17	$10,235	$10,863	$10,586
6/17	$10,242	$10,854	$10,583
7/17	$10,283	$10,908	$10,636
8/17	$10,304	$11,002	$10,672
9/17	$10,301	$10,963	$10,657
10/17	$10,308	$10,976	$10,665
11/17	$10,294	$10,960	$10,633
12/17	$10,303	$11,008	$10,643
1/18	$10,284	$10,902	$10,596
2/18	$10,263	$10,799	$10,559
3/18	$10,264	$10,853	$10,568
4/18	$10,258	$10,781	$10,554
5/18	$10,288	$10,840	$10,601
6/18	$10,290	$10,824	$10,596
7/18	$10,321	$10,847	$10,619
8/18	$10,353	$10,900	$10,672
9/18	$10,361	$10,853	$10,662
10/18	$10,334	$10,763	$10,654
11/18	$10,320	$10,811	$10,665
12/18	$10,308	$10,980	$10,761
1/19	$10,450	$11,132	$10,868
2/19	$10,515	$11,144	$10,905
3/19	$10,601	$11,345	$11,018
4/19	$10,655	$11,361	$11,054
5/19	$10,721	$11,535	$11,139
6/19	$10,787	$11,698	$11,245
7/19	$10,799	$11,733	$11,251
8/19	$10,876	$11,998	$11,375
9/19	$10,872	$11,946	$11,373
10/19	$10,917	$11,985	$11,425
11/19	$10,920	$11,982	$11,428
12/19	$10,949	$12,000	$11,469
1/20	$11,044	$12,216	$11,570
2/20	$11,106	$12,399	$11,665
3/20	$10,475	$12,156	$11,329
4/20	$10,638	$12,400	$11,602
5/20	$10,802	$12,516	$11,750
6/20	$11,006	$12,620	$11,854
7/20	$11,079	$12,842	$11,939
8/20	$11,159	$12,768	$11,962
9/20	$11,176	$12,745	$11,950
10/20	$11,215	$12,699	$11,966
11/20	$11,363	$12,865	$12,023
12/20	$11,442	$12,909	$12,064
1/21	$11,487	$12,828	$12,060
2/21	$11,490	$12,663	$12,030
3/21	$11,485	$12,515	$11,995
4/21	$11,529	$12,621	$12,043
5/21	$11,565	$12,669	$12,084
6/21	$11,574	$12,761	$12,069
7/21	$11,602	$12,889	$12,112
8/21	$11,601	$12,881	$12,106
9/21	$11,608	$12,771	$12,080
10/21	$11,565	$12,760	$12,018
11/21	$11,522	$12,776	$11,995
12/21	$11,542	$12,767	$11,997
1/22	$11,443	$12,487	$11,858
2/22	$11,358	$12,317	$11,773
3/22	$11,208	$11,986	$11,560
4/22	$11,089	$11,539	$11,408
5/22	$11,099	$11,603	$11,497
6/22	$10,923	$11,371	$11,357
7/22	$11,059	$11,657	$11,512
8/22	$10,989	$11,354	$11,367
9/22	$10,796	$10,865	$11,131
10/22	$10,779	$10,745	$11,099
11/22	$10,925	$11,146	$11,317
12/22	$10,964	$11,108	$11,330
1/23	$11,172	$11,453	$11,499
2/23	$11,109	$11,171	$11,363
3/23	$11,202	$11,434	$11,526
4/23	$11,266	$11,503	$11,601
5/23	$11,251	$11,384	$11,552
6/23	$11,265	$11,366	$11,517
7/23	$11,340	$11,378	$11,587
8/23	$11,378	$11,309	$11,603
9/23	$11,352	$11,040	$11,545
10/23	$11,349	$10,874	$11,538
11/23	$11,573	$11,363	$11,790
12/23	$11,768	$11,794	$12,003
1/24	$11,851	$11,766	$12,048
2/24	$11,812	$11,625	$11,987
3/24	$11,874	$11,739	$12,064
4/24	$11,828	$11,465	$11,983
5/24	$11,937	$11,655	$12,105
6/24	$12,008	$11,761	$12,178
7/24	$12,165	$12,028	$12,368
8/24	$12,284	$12,205	$12,503
9/24	$12,398	$12,373	$12,630

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	9.19%	2.65%	2.40%
Class A with 2.25% Maximum Sales Charge	6.72%	2.19%	2.17%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg 1-5 Year U.S. Credit Index	9.39%	2.12%	2.36%

AssetsNet	$ 2,478,487,865
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 6,247,386
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,478,487,865
# of Portfolio Holdings	333
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$6,247,386

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	2.1%
Not Rated	3.8%
CCC	0.1%
B	1.2%
BB	3.3%
BBB	26.9%
A	22.2%
AA	10.2%
AAA	30.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014104
Shareholder Report [Line Items]
Fund Name	Calvert Short Duration Income Fund
Class Name	Class C
Trading Symbol	CDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.51%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index):

↓ The Fund’s underweight duration detracted most from performance relative to the Index during the period

↓ An out-of-Index position in U.S. Treasurys, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns

↓ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― detracted slightly from Index-relative returns

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ An underweight position in government-related securities in addition to out-of-Index positions in commercial mortgage-backed securities and asset-backed securities contributed to performance relative to the Index during the period

↑ An out-of-Index position in non-agency mortgage-backed securities contributed to Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg 1-5 Year U.S. Credit Index
9/14	$10,000	$10,000	$10,000
10/14	$9,996	$10,098	$10,044
11/14	$10,000	$10,152	$10,075
12/14	$9,955	$10,134	$10,033
1/15	$10,008	$10,327	$10,130
2/15	$10,024	$10,267	$10,111
3/15	$10,038	$10,309	$10,148
4/15	$10,047	$10,297	$10,165
5/15	$10,049	$10,279	$10,175
6/15	$9,993	$10,164	$10,137
7/15	$10,001	$10,224	$10,156
8/15	$9,966	$10,194	$10,141
9/15	$9,971	$10,233	$10,181
10/15	$9,979	$10,266	$10,187
11/15	$9,951	$10,229	$10,175
12/15	$9,900	$10,178	$10,139
1/16	$9,924	$10,290	$10,193
2/16	$9,912	$10,363	$10,204
3/16	$10,005	$10,490	$10,315
4/16	$10,075	$10,562	$10,362
5/16	$10,079	$10,570	$10,355
6/16	$10,162	$10,756	$10,450
7/16	$10,210	$10,844	$10,486
8/16	$10,221	$10,856	$10,484
9/16	$10,237	$10,859	$10,495
10/16	$10,221	$10,787	$10,487
11/16	$10,142	$10,544	$10,387
12/16	$10,146	$10,576	$10,401
1/17	$10,169	$10,613	$10,439
2/17	$10,199	$10,695	$10,484
3/17	$10,208	$10,691	$10,494
4/17	$10,237	$10,780	$10,543
5/17	$10,266	$10,863	$10,586
6/17	$10,266	$10,854	$10,583
7/17	$10,299	$10,908	$10,636
8/17	$10,313	$11,002	$10,672
9/17	$10,304	$10,963	$10,657
10/17	$10,305	$10,976	$10,665
11/17	$10,285	$10,960	$10,633
12/17	$10,288	$11,008	$10,643
1/18	$10,261	$10,902	$10,596
2/18	$10,234	$10,799	$10,559
3/18	$10,229	$10,853	$10,568
4/18	$10,217	$10,781	$10,554
5/18	$10,239	$10,840	$10,601
6/18	$10,236	$10,824	$10,596
7/18	$10,260	$10,847	$10,619
8/18	$10,285	$10,900	$10,672
9/18	$10,287	$10,853	$10,662
10/18	$10,254	$10,763	$10,654
11/18	$10,233	$10,811	$10,665
12/18	$10,217	$10,980	$10,761
1/19	$10,350	$11,132	$10,868
2/19	$10,409	$11,144	$10,905
3/19	$10,488	$11,345	$11,018
4/19	$10,534	$11,361	$11,054
5/19	$10,593	$11,535	$11,139
6/19	$10,652	$11,698	$11,245
7/19	$10,656	$11,733	$11,251
8/19	$10,726	$11,998	$11,375
9/19	$10,716	$11,946	$11,373
10/19	$10,753	$11,985	$11,425
11/19	$10,749	$11,982	$11,428
12/19	$10,771	$12,000	$11,469
1/20	$10,852	$12,216	$11,570
2/20	$10,913	$12,399	$11,665
3/20	$10,290	$12,156	$11,329
4/20	$10,445	$12,400	$11,602
5/20	$10,592	$12,516	$11,750
6/20	$10,786	$12,620	$11,854
7/20	$10,845	$12,842	$11,939
8/20	$10,923	$12,768	$11,962
9/20	$10,933	$12,745	$11,950
10/20	$10,964	$12,699	$11,966
11/20	$11,103	$12,865	$12,023
12/20	$11,174	$12,909	$12,064
1/21	$11,203	$12,828	$12,060
2/21	$11,207	$12,663	$12,030
3/21	$11,196	$12,515	$11,995
4/21	$11,231	$12,621	$12,043
5/21	$11,260	$12,669	$12,084
6/21	$11,261	$12,761	$12,069
7/21	$11,281	$12,889	$12,112
8/21	$11,273	$12,881	$12,106
9/21	$11,266	$12,771	$12,080
10/21	$11,224	$12,760	$12,018
11/21	$11,175	$12,776	$11,995
12/21	$11,187	$12,767	$11,997
1/22	$11,084	$12,487	$11,858
2/22	$10,995	$12,317	$11,773
3/22	$10,842	$11,986	$11,560
4/22	$10,719	$11,539	$11,408
5/22	$10,722	$11,603	$11,497
6/22	$10,545	$11,371	$11,357
7/22	$10,671	$11,657	$11,512
8/22	$10,595	$11,354	$11,367
9/22	$10,402	$10,865	$11,131
10/22	$10,379	$10,745	$11,099
11/22	$10,513	$11,146	$11,317
12/22	$10,551	$11,108	$11,330
1/23	$10,738	$11,453	$11,499
2/23	$10,672	$11,171	$11,363
3/23	$10,761	$11,434	$11,526
4/23	$10,809	$11,503	$11,601
5/23	$10,794	$11,384	$11,552
6/23	$10,801	$11,366	$11,517
7/23	$10,859	$11,378	$11,587
8/23	$10,889	$11,309	$11,603
9/23	$10,857	$11,040	$11,545
10/23	$10,847	$10,874	$11,538
11/23	$11,055	$11,363	$11,790
12/23	$11,235	$11,794	$12,003
1/24	$11,307	$11,766	$12,048
2/24	$11,270	$11,625	$11,987
3/24	$11,314	$11,739	$12,064
4/24	$11,263	$11,465	$11,983
5/24	$11,360	$11,655	$12,105
6/24	$11,421	$11,761	$12,178
7/24	$11,564	$12,028	$12,368
8/24	$11,670	$12,205	$12,503
9/24	$11,943	$12,373	$12,630

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	8.39%	1.89%	1.79%
Class C with 1% Maximum Deferred Sales Charge	7.39%	1.89%	1.79%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg 1-5 Year U.S. Credit Index	9.39%	2.12%	2.36%

AssetsNet	$ 2,478,487,865
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 6,247,386
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,478,487,865
# of Portfolio Holdings	333
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$6,247,386

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	2.1%
Not Rated	3.8%
CCC	0.1%
B	1.2%
BB	3.3%
BBB	26.9%
A	22.2%
AA	10.2%
AAA	30.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014105
Shareholder Report [Line Items]
Fund Name	Calvert Short Duration Income Fund
Class Name	Class I
Trading Symbol	CDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index):

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ An underweight position in government-related securities in addition to out-of-Index positions in commercial mortgage-backed securities and asset-backed securities contributed to performance relative to the Index during the period

↑ An out-of-Index position in non-agency mortgage-backed securities contributed to Index-relative performance during the period

↓ The Fund’s underweight duration detracted most from performance relative to the Index during the period

↓ An out-of-Index position in U.S. Treasurys, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns

↓ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― detracted slightly from Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg 1-5 Year U.S. Credit Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,000,708	$1,009,792	$1,004,440
11/14	$1,002,164	$1,015,242	$1,007,513
12/14	$998,871	$1,013,408	$1,003,299
1/15	$1,005,869	$1,032,698	$1,012,998
2/15	$1,007,709	$1,026,679	$1,011,116
3/15	$1,010,862	$1,030,917	$1,014,811
4/15	$1,012,186	$1,029,721	$1,016,516
5/15	$1,013,446	$1,027,919	$1,017,466
6/15	$1,009,703	$1,016,447	$1,013,690
7/15	$1,011,001	$1,022,366	$1,015,647
8/15	$1,008,655	$1,019,354	$1,014,115
9/15	$1,010,188	$1,023,344	$1,018,111
10/15	$1,012,161	$1,026,615	$1,018,696
11/15	$1,010,444	$1,022,871	$1,017,505
12/15	$1,006,876	$1,017,761	$1,013,941
1/16	$1,009,655	$1,028,996	$1,019,277
2/16	$1,009,971	$1,036,306	$1,020,413
3/16	$1,020,401	$1,049,006	$1,031,527
4/16	$1,028,322	$1,056,153	$1,036,156
5/16	$1,029,805	$1,056,978	$1,035,525
6/16	$1,039,074	$1,075,586	$1,045,049
7/16	$1,044,994	$1,084,449	$1,048,554
8/16	$1,047,073	$1,085,619	$1,048,354
9/16	$1,049,683	$1,085,877	$1,049,505
10/16	$1,049,065	$1,078,673	$1,048,669
11/16	$1,042,070	$1,054,427	$1,038,714
12/16	$1,043,460	$1,057,560	$1,040,104
1/17	$1,046,823	$1,061,291	$1,043,932
2/17	$1,050,803	$1,069,479	$1,048,441
3/17	$1,052,798	$1,069,121	$1,049,372
4/17	$1,056,708	$1,077,992	$1,054,300
5/17	$1,060,703	$1,086,309	$1,058,554
6/17	$1,061,755	$1,085,388	$1,058,275
7/17	$1,066,262	$1,090,794	$1,063,611
8/17	$1,068,766	$1,100,205	$1,067,189
9/17	$1,068,777	$1,096,333	$1,065,668
10/17	$1,070,363	$1,097,650	$1,066,494
11/17	$1,068,586	$1,095,989	$1,063,252
12/17	$1,069,787	$1,100,820	$1,064,280
1/18	$1,068,668	$1,090,227	$1,059,612
2/18	$1,066,034	$1,079,889	$1,055,900
3/18	$1,067,004	$1,085,336	$1,056,770
4/18	$1,066,648	$1,078,094	$1,055,420
5/18	$1,069,957	$1,083,973	$1,060,139
6/18	$1,069,768	$1,082,401	$1,059,568
7/18	$1,073,873	$1,084,667	$1,061,863
8/18	$1,077,403	$1,090,010	$1,067,183
9/18	$1,078,456	$1,085,340	$1,066,227
10/18	$1,075,901	$1,076,261	$1,065,396
11/18	$1,074,674	$1,081,101	$1,066,520
12/18	$1,074,312	$1,098,015	$1,076,111
1/19	$1,089,173	$1,113,155	$1,086,831
2/19	$1,096,176	$1,114,368	$1,090,499
3/19	$1,105,371	$1,134,491	$1,101,841
4/19	$1,111,153	$1,136,079	$1,105,420
5/19	$1,118,302	$1,153,482	$1,113,947
6/19	$1,125,359	$1,169,797	$1,124,502
7/19	$1,126,788	$1,173,279	$1,125,129
8/19	$1,135,074	$1,199,827	$1,137,522
9/19	$1,134,952	$1,194,629	$1,137,347
10/19	$1,139,794	$1,198,489	$1,142,472
11/19	$1,140,378	$1,198,249	$1,142,816
12/19	$1,143,614	$1,200,035	$1,146,894
1/20	$1,153,113	$1,221,573	$1,157,036
2/20	$1,160,480	$1,239,864	$1,166,487
3/20	$1,095,185	$1,215,645	$1,132,868
4/20	$1,112,418	$1,239,996	$1,160,177
5/20	$1,129,603	$1,251,577	$1,175,024
6/20	$1,151,058	$1,262,020	$1,185,364
7/20	$1,158,235	$1,284,189	$1,193,881
8/20	$1,167,457	$1,276,784	$1,196,177
9/20	$1,169,562	$1,274,483	$1,195,044
10/20	$1,173,825	$1,269,928	$1,196,625
11/20	$1,189,503	$1,286,499	$1,202,289
12/20	$1,198,051	$1,290,942	$1,206,386
1/21	$1,202,945	$1,282,828	$1,206,002
2/21	$1,204,240	$1,266,275	$1,203,025
3/21	$1,203,323	$1,251,539	$1,199,509
4/21	$1,208,108	$1,262,063	$1,204,284
5/21	$1,212,200	$1,266,877	$1,208,445
6/21	$1,213,300	$1,276,113	$1,206,853
7/21	$1,216,491	$1,288,927	$1,211,197
8/21	$1,216,722	$1,288,066	$1,210,557
9/21	$1,217,664	$1,277,067	$1,207,985
10/21	$1,213,457	$1,276,023	$1,201,762
11/21	$1,210,016	$1,277,564	$1,199,540
12/21	$1,211,616	$1,276,703	$1,199,725
1/22	$1,201,528	$1,248,712	$1,185,829
2/22	$1,192,902	$1,231,687	$1,177,251
3/22	$1,176,843	$1,198,643	$1,155,988
4/22	$1,165,349	$1,153,936	$1,140,799
5/22	$1,165,905	$1,160,286	$1,149,722
6/22	$1,148,585	$1,137,100	$1,135,737
7/22	$1,162,314	$1,165,689	$1,151,162
8/22	$1,155,211	$1,135,386	$1,136,677
9/22	$1,135,305	$1,086,469	$1,113,137
10/22	$1,133,773	$1,074,548	$1,109,905
11/22	$1,149,285	$1,114,614	$1,131,737
12/22	$1,154,410	$1,110,828	$1,132,983
1/23	$1,176,389	$1,145,286	$1,149,883
2/23	$1,169,363	$1,117,145	$1,136,271
3/23	$1,180,110	$1,143,352	$1,152,641
4/23	$1,186,325	$1,150,337	$1,160,136
5/23	$1,185,706	$1,138,410	$1,155,250
6/23	$1,187,440	$1,136,641	$1,151,713
7/23	$1,194,818	$1,137,771	$1,158,671
8/23	$1,199,111	$1,130,920	$1,160,278
9/23	$1,196,626	$1,103,953	$1,154,546
10/23	$1,196,655	$1,087,351	$1,153,848
11/23	$1,220,353	$1,136,287	$1,178,973
12/23	$1,241,907	$1,179,403	$1,200,255
1/24	$1,250,074	$1,176,580	$1,204,794
2/24	$1,247,089	$1,162,474	$1,198,674
3/24	$1,253,825	$1,173,887	$1,206,423
4/24	$1,248,498	$1,146,456	$1,198,333
5/24	$1,260,210	$1,165,459	$1,210,534
6/24	$1,267,943	$1,176,114	$1,217,847
7/24	$1,284,799	$1,202,809	$1,236,752
8/24	$1,297,564	$1,220,515	$1,250,288
9/24	$1,310,275	$1,237,255	$1,262,978

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.50%	2.91%	2.74%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg 1-5 Year U.S. Credit Index	9.39%	2.12%	2.36%

AssetsNet	$ 2,478,487,865
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 6,247,386
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,478,487,865
# of Portfolio Holdings	333
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$6,247,386

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	2.1%
Not Rated	3.8%
CCC	0.1%
B	1.2%
BB	3.3%
BBB	26.9%
A	22.2%
AA	10.2%
AAA	30.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211120
Shareholder Report [Line Items]
Fund Name	Calvert Short Duration Income Fund
Class Name	Class R6
Trading Symbol	CDSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index):

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ An underweight position in government-related securities in addition to out-of-Index positions in commercial mortgage-backed securities and asset-backed securities contributed to performance relative to the Index during the period

↑ An out-of-Index position in non-agency mortgage-backed securities contributed to Index-relative performance during the period

↓ The Fund’s underweight duration detracted most from performance relative to the Index during the period

↓ An out-of-Index position in U.S. Treasurys, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns

↓ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― detracted slightly from Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg 1-5 Year U.S. Credit Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,003,510	$5,048,962	$5,022,200
11/14	$5,010,810	$5,076,209	$5,037,565
12/14	$4,994,384	$5,067,038	$5,016,494
1/15	$5,029,335	$5,163,490	$5,064,992
2/15	$5,038,557	$5,133,397	$5,055,580
3/15	$5,054,314	$5,154,585	$5,074,057
4/15	$5,060,983	$5,148,604	$5,082,578
5/15	$5,067,306	$5,139,597	$5,087,328
6/15	$5,048,584	$5,082,236	$5,068,450
7/15	$5,055,034	$5,111,830	$5,078,235
8/15	$5,043,291	$5,096,768	$5,070,577
9/15	$5,050,923	$5,116,718	$5,090,557
10/15	$5,060,846	$5,133,074	$5,093,481
11/15	$5,052,254	$5,114,355	$5,087,526
12/15	$5,034,427	$5,088,805	$5,069,705
1/16	$5,048,322	$5,144,980	$5,096,383
2/16	$5,049,893	$5,181,528	$5,102,066
3/16	$5,102,034	$5,245,029	$5,157,633
4/16	$5,141,675	$5,280,765	$5,180,782
5/16	$5,149,043	$5,284,889	$5,177,627
6/16	$5,195,392	$5,377,929	$5,225,244
7/16	$5,224,999	$5,422,245	$5,242,771
8/16	$5,235,327	$5,428,094	$5,241,770
9/16	$5,248,322	$5,429,384	$5,247,524
10/16	$5,245,189	$5,393,365	$5,243,346
11/16	$5,210,199	$5,272,137	$5,193,570
12/16	$5,217,160	$5,287,798	$5,200,518
1/17	$5,233,970	$5,306,454	$5,219,660
2/17	$5,253,816	$5,347,397	$5,242,204
3/17	$5,263,786	$5,345,606	$5,246,860
4/17	$5,283,350	$5,389,960	$5,271,500
5/17	$5,303,306	$5,431,545	$5,292,768
6/17	$5,308,510	$5,426,940	$5,291,376
7/17	$5,331,059	$5,453,971	$5,318,054
8/17	$5,343,637	$5,501,026	$5,335,945
9/17	$5,343,673	$5,481,666	$5,328,341
10/17	$5,351,599	$5,488,248	$5,332,468
11/17	$5,342,706	$5,479,943	$5,316,261
12/17	$5,348,664	$5,504,100	$5,321,400
1/18	$5,343,093	$5,451,135	$5,298,061
2/18	$5,329,896	$5,399,447	$5,279,501
3/18	$5,334,778	$5,426,680	$5,283,849
4/18	$5,333,017	$5,390,471	$5,277,101
5/18	$5,349,576	$5,419,867	$5,300,695
6/18	$5,348,604	$5,412,007	$5,297,842
7/18	$5,369,140	$5,423,333	$5,309,316
8/18	$5,386,824	$5,450,052	$5,335,915
9/18	$5,392,108	$5,426,699	$5,331,135
10/18	$5,379,320	$5,381,303	$5,326,980
11/18	$5,373,202	$5,405,504	$5,332,601
12/18	$5,371,393	$5,490,077	$5,380,557
1/19	$5,445,736	$5,565,773	$5,434,156
2/19	$5,477,554	$5,571,839	$5,452,493
3/19	$5,527,159	$5,672,454	$5,509,206
4/19	$5,556,300	$5,680,394	$5,527,102
5/19	$5,592,288	$5,767,409	$5,569,736
6/19	$5,627,818	$5,848,985	$5,622,511
7/19	$5,635,206	$5,866,395	$5,625,647
8/19	$5,675,592	$5,999,137	$5,687,612
9/19	$5,675,237	$5,973,146	$5,686,733
10/19	$5,699,698	$5,992,444	$5,712,361
11/19	$5,702,832	$5,991,246	$5,714,078
12/19	$5,719,247	$6,000,174	$5,734,471
1/20	$5,767,002	$6,107,865	$5,785,182
2/20	$5,804,076	$6,199,319	$5,832,434
3/20	$5,477,804	$6,078,224	$5,664,340
4/20	$5,564,224	$6,199,980	$5,800,886
5/20	$5,650,421	$6,257,887	$5,875,119
6/20	$5,757,976	$6,310,102	$5,926,821
7/20	$5,794,104	$6,420,945	$5,969,407
8/20	$5,840,521	$6,383,919	$5,980,887
9/20	$5,851,400	$6,372,414	$5,975,218
10/20	$5,872,877	$6,349,638	$5,983,123
11/20	$5,951,584	$6,432,497	$6,011,447
12/20	$5,994,675	$6,454,709	$6,031,931
1/21	$6,019,485	$6,414,139	$6,030,010
2/21	$6,022,592	$6,331,377	$6,015,123
3/21	$6,021,895	$6,257,696	$5,997,543
4/21	$6,046,180	$6,310,316	$6,021,420
5/21	$6,066,925	$6,334,386	$6,042,227
6/21	$6,072,686	$6,380,565	$6,034,267
7/21	$6,088,987	$6,444,633	$6,055,987
8/21	$6,090,491	$6,440,332	$6,052,783
9/21	$6,095,505	$6,385,334	$6,039,923
10/21	$6,074,723	$6,380,115	$6,008,811
11/21	$6,054,080	$6,387,822	$5,997,699
12/21	$6,066,044	$6,383,515	$5,998,627
1/22	$6,015,797	$6,243,562	$5,929,146
2/22	$5,972,844	$6,158,437	$5,886,255
3/22	$5,893,023	$5,993,214	$5,779,942
4/22	$5,835,763	$5,769,682	$5,703,997
5/22	$5,838,853	$5,801,428	$5,748,610
6/22	$5,752,402	$5,685,501	$5,678,684
7/22	$5,821,441	$5,828,446	$5,755,812
8/22	$5,786,199	$5,676,928	$5,683,384
9/22	$5,687,041	$5,432,344	$5,565,683
10/22	$5,679,658	$5,372,739	$5,549,526
11/22	$5,757,648	$5,573,070	$5,658,684
12/22	$5,783,613	$5,554,141	$5,664,913
1/23	$5,890,204	$5,726,432	$5,749,413
2/23	$5,859,122	$5,585,724	$5,681,354
3/23	$5,913,228	$5,716,761	$5,763,206
4/23	$5,944,642	$5,751,684	$5,800,679
5/23	$5,941,825	$5,692,052	$5,776,249
6/23	$5,950,783	$5,683,206	$5,758,564
7/23	$5,988,031	$5,688,856	$5,793,355
8/23	$6,009,832	$5,654,598	$5,801,388
9/23	$5,997,776	$5,519,764	$5,772,730
10/23	$5,998,212	$5,436,756	$5,769,240
11/23	$6,117,302	$5,681,437	$5,894,865
12/23	$6,225,672	$5,897,014	$6,001,277
1/24	$6,266,945	$5,882,902	$6,023,972
2/24	$6,252,305	$5,812,368	$5,993,371
3/24	$6,286,318	$5,869,437	$6,032,115
4/24	$6,259,896	$5,732,278	$5,991,665
5/24	$6,318,964	$5,827,297	$6,052,668
6/24	$6,358,069	$5,880,568	$6,089,235
7/24	$6,442,935	$6,014,044	$6,183,761
8/24	$6,507,298	$6,102,576	$6,251,439
9/24	$6,571,632	$6,186,276	$6,314,889

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	9.57%	2.97%	2.77%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg 1-5 Year U.S. Credit Index	9.39%	2.12%	2.36%

AssetsNet	$ 2,478,487,865
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 6,247,386
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,478,487,865
# of Portfolio Holdings	333
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$6,247,386

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	2.1%
Not Rated	3.8%
CCC	0.1%
B	1.2%
BB	3.3%
BBB	26.9%
A	22.2%
AA	10.2%
AAA	30.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000036621
Shareholder Report [Line Items]
Fund Name	Calvert Ultra-Short Duration Income Fund
Class Name	Class A
Trading Symbol	CULAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index):

↑ The Fund’s sector allocations contributed most to performance relative to the Index during the period

↑ The Fund’s position in investment-grade corporate bonds contributed to performance relative to the Index during the period

↑ The Fund’s positions in asset-backed securities, commercial mortgage-backed securities, and high yield corporate securities contributed to performance relative to the Index during the period

↓ The Fund’s underweight measure of duration detracted most from performance relative to the Index during the period

↓ The Fund’s position in bank loans detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
9/14	$10,000	$10,000	$10,000
10/14	$10,044	$10,098	$10,000
11/14	$10,034	$10,152	$10,001
12/14	$10,121	$10,134	$9,995
1/15	$10,297	$10,327	$10,005
2/15	$10,168	$10,267	$10,004
3/15	$10,202	$10,309	$10,006
4/15	$10,148	$10,297	$10,012
5/15	$10,037	$10,279	$10,014
6/15	$10,030	$10,164	$10,016
7/15	$10,030	$10,224	$10,018
8/15	$10,023	$10,194	$10,018
9/15	$10,003	$10,233	$10,027
10/15	$10,009	$10,266	$10,026
11/15	$10,023	$10,229	$10,014
12/15	$10,016	$10,178	$10,015
1/16	$10,012	$10,290	$10,034
2/16	$9,994	$10,363	$10,036
3/16	$10,035	$10,490	$10,049
4/16	$10,078	$10,562	$10,059
5/16	$10,100	$10,570	$10,055
6/16	$10,109	$10,756	$10,079
7/16	$10,140	$10,844	$10,079
8/16	$10,155	$10,856	$10,080
9/16	$10,172	$10,859	$10,086
10/16	$10,187	$10,787	$10,092
11/16	$10,191	$10,544	$10,088
12/16	$10,206	$10,576	$10,094
1/17	$10,216	$10,613	$10,109
2/17	$10,237	$10,695	$10,114
3/17	$10,241	$10,691	$10,110
4/17	$10,258	$10,780	$10,116
5/17	$10,267	$10,863	$10,120
6/17	$10,284	$10,854	$10,124
7/17	$10,294	$10,908	$10,139
8/17	$10,305	$11,002	$10,150
9/17	$10,316	$10,963	$10,154
10/17	$10,332	$10,976	$10,158
11/17	$10,339	$10,960	$10,158
12/17	$10,347	$11,008	$10,163
1/18	$10,359	$10,902	$10,173
2/18	$10,365	$10,799	$10,177
3/18	$10,367	$10,853	$10,193
4/18	$10,389	$10,781	$10,202
5/18	$10,408	$10,840	$10,223
6/18	$10,425	$10,824	$10,237
7/18	$10,445	$10,847	$10,253
8/18	$10,468	$10,900	$10,275
9/18	$10,486	$10,853	$10,284
10/18	$10,495	$10,763	$10,303
11/18	$10,485	$10,811	$10,326
12/18	$10,466	$10,980	$10,357
1/19	$10,526	$11,132	$10,387
2/19	$10,570	$11,144	$10,408
3/19	$10,605	$11,345	$10,441
4/19	$10,639	$11,361	$10,461
5/19	$10,662	$11,535	$10,491
6/19	$10,684	$11,698	$10,532
7/19	$10,707	$11,733	$10,542
8/19	$10,728	$11,998	$10,580
9/19	$10,744	$11,946	$10,593
10/19	$10,775	$11,985	$10,629
11/19	$10,793	$11,982	$10,637
12/19	$10,812	$12,000	$10,655
1/20	$10,830	$12,216	$10,679
2/20	$10,858	$12,399	$10,726
3/20	$10,342	$12,156	$10,817
4/20	$10,507	$12,400	$10,820
5/20	$10,616	$12,516	$10,819
6/20	$10,746	$12,620	$10,823
7/20	$10,722	$12,842	$10,827
8/20	$10,773	$12,768	$10,829
9/20	$10,781	$12,745	$10,831
10/20	$10,800	$12,699	$10,832
11/20	$10,852	$12,865	$10,835
12/20	$10,883	$12,909	$10,836
1/21	$10,902	$12,828	$10,840
2/21	$10,910	$12,663	$10,841
3/21	$10,906	$12,515	$10,844
4/21	$10,924	$12,621	$10,845
5/21	$10,930	$12,669	$10,847
6/21	$10,936	$12,761	$10,845
7/21	$10,941	$12,889	$10,848
8/21	$10,945	$12,881	$10,849
9/21	$10,949	$12,771	$10,849
10/21	$10,942	$12,760	$10,847
11/21	$10,925	$12,776	$10,844
12/21	$10,930	$12,767	$10,836
1/22	$10,902	$12,487	$10,812
2/22	$10,874	$12,317	$10,801
3/22	$10,835	$11,986	$10,769
4/22	$10,809	$11,539	$10,757
5/22	$10,797	$11,603	$10,779
6/22	$10,730	$11,371	$10,732
7/22	$10,780	$11,657	$10,749
8/22	$10,801	$11,354	$10,739
9/22	$10,778	$10,865	$10,711
10/22	$10,792	$10,745	$10,712
11/22	$10,844	$11,146	$10,746
12/22	$10,901	$11,108	$10,792
1/23	$11,005	$11,453	$10,832
2/23	$11,029	$11,171	$10,843
3/23	$11,045	$11,434	$10,925
4/23	$11,108	$11,503	$10,950
5/23	$11,138	$11,384	$10,962
6/23	$11,202	$11,366	$10,992
7/23	$11,257	$11,378	$11,045
8/23	$11,314	$11,309	$11,092
9/23	$11,359	$11,040	$11,134
10/23	$11,395	$10,874	$11,185
11/23	$11,477	$11,363	$11,255
12/23	$11,560	$11,794	$11,333
1/24	$11,620	$11,766	$11,377
2/24	$11,667	$11,625	$11,393
3/24	$11,727	$11,739	$11,440
4/24	$11,764	$11,465	$11,467
5/24	$11,826	$11,655	$11,523
6/24	$11,875	$11,761	$11,572
7/24	$11,950	$12,028	$11,651
8/24	$12,024	$12,205	$11,725
9/24	$12,085	$12,373	$11,801

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	6.38%	2.38%	1.91%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg 9-12 Months Short Treasury Index	5.99%	2.18%	1.67%

AssetsNet	$ 774,228,934
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,817,398
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$774,228,934
# of Portfolio Holdings	202
Portfolio Turnover Rate	96%
Total Advisory Fees Paid	$1,817,398

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	7.2%
Not Rated	0.7%
BB	1.5%
BBB	28.7%
A	21.3%
AA	12.6%
AAA	28.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000139784
Shareholder Report [Line Items]
Fund Name	Calvert Ultra-Short Duration Income Fund
Class Name	Class I
Trading Symbol	CULIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index):

↑ The Fund’s sector allocations contributed most to performance relative to the Index during the period

↑ The Fund’s position in investment-grade corporate bonds contributed to performance relative to the Index during the period

↑ The Fund’s positions in asset-backed securities, commercial mortgage-backed securities, and high yield corporate securities contributed to performance relative to the Index during the period

↓ The Fund’s underweight measure of duration detracted most from performance relative to the Index during the period

↓ The Fund’s position in bank loans detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,000,121	$1,009,792	$1,000,026
11/14	$1,000,238	$1,015,242	$1,000,101
12/14	$1,000,341	$1,013,408	$999,526
1/15	$1,000,397	$1,032,698	$1,000,491
2/15	$1,003,182	$1,026,679	$1,000,427
3/15	$1,003,994	$1,030,917	$1,000,552
4/15	$1,005,582	$1,029,721	$1,001,203
5/15	$1,006,550	$1,027,919	$1,001,411
6/15	$1,005,936	$1,016,447	$1,001,624
7/15	$1,006,229	$1,022,366	$1,001,850
8/15	$1,005,909	$1,019,354	$1,001,764
9/15	$1,004,238	$1,023,344	$1,002,746
10/15	$1,005,200	$1,026,615	$1,002,615
11/15	$1,006,891	$1,022,871	$1,001,437
12/15	$1,006,567	$1,017,761	$1,001,519
1/16	$1,005,857	$1,028,996	$1,003,395
2/16	$1,005,074	$1,036,306	$1,003,613
3/16	$1,009,518	$1,049,006	$1,004,872
4/16	$1,014,157	$1,056,153	$1,005,893
5/16	$1,016,717	$1,056,978	$1,005,522
6/16	$1,017,959	$1,075,586	$1,007,885
7/16	$1,021,371	$1,084,449	$1,007,893
8/16	$1,023,261	$1,085,619	$1,007,967
9/16	$1,025,179	$1,085,877	$1,008,646
10/16	$1,027,073	$1,078,673	$1,009,231
11/16	$1,027,727	$1,054,427	$1,008,822
12/16	$1,028,914	$1,057,560	$1,009,420
1/17	$1,030,846	$1,061,291	$1,010,858
2/17	$1,033,197	$1,069,479	$1,011,357
3/17	$1,033,951	$1,069,121	$1,010,963
4/17	$1,035,936	$1,077,992	$1,011,625
5/17	$1,037,128	$1,086,309	$1,011,953
6/17	$1,038,466	$1,085,388	$1,012,417
7/17	$1,040,399	$1,090,794	$1,013,881
8/17	$1,041,741	$1,100,205	$1,014,996
9/17	$1,043,127	$1,096,333	$1,015,383
10/17	$1,044,942	$1,097,650	$1,015,790
11/17	$1,045,830	$1,095,989	$1,015,752
12/17	$1,046,971	$1,100,820	$1,016,330
1/18	$1,048,468	$1,090,227	$1,017,309
2/18	$1,048,572	$1,079,889	$1,017,686
3/18	$1,049,637	$1,085,336	$1,019,335
4/18	$1,052,153	$1,078,094	$1,020,225
5/18	$1,054,296	$1,083,973	$1,022,318
6/18	$1,056,170	$1,082,401	$1,023,703
7/18	$1,058,374	$1,084,667	$1,025,281
8/18	$1,060,794	$1,090,010	$1,027,480
9/18	$1,062,764	$1,085,340	$1,028,424
10/18	$1,064,171	$1,076,261	$1,030,337
11/18	$1,063,403	$1,081,101	$1,032,622
12/18	$1,061,704	$1,098,015	$1,035,687
1/19	$1,067,977	$1,113,155	$1,038,652
2/19	$1,072,704	$1,114,368	$1,040,804
3/19	$1,076,425	$1,134,491	$1,044,101
4/19	$1,080,091	$1,136,079	$1,046,097
5/19	$1,082,687	$1,153,482	$1,049,091
6/19	$1,085,188	$1,169,797	$1,053,202
7/19	$1,088,775	$1,173,279	$1,054,165
8/19	$1,090,077	$1,199,827	$1,057,979
9/19	$1,091,950	$1,194,629	$1,059,297
10/19	$1,095,288	$1,198,489	$1,062,928
11/19	$1,097,413	$1,198,249	$1,063,661
12/19	$1,099,534	$1,200,035	$1,065,544
1/20	$1,102,693	$1,221,573	$1,067,888
2/20	$1,104,650	$1,239,864	$1,072,592
3/20	$1,052,385	$1,215,645	$1,081,729
4/20	$1,069,408	$1,239,996	$1,082,000
5/20	$1,080,733	$1,251,577	$1,081,921
6/20	$1,094,184	$1,262,020	$1,082,280
7/20	$1,091,977	$1,284,189	$1,082,726
8/20	$1,097,420	$1,276,784	$1,082,882
9/20	$1,098,471	$1,274,483	$1,083,110
10/20	$1,100,616	$1,269,928	$1,083,157
11/20	$1,106,155	$1,286,499	$1,083,486
12/20	$1,109,495	$1,290,942	$1,083,581
1/21	$1,111,694	$1,282,828	$1,083,955
2/21	$1,112,737	$1,266,275	$1,084,092
3/21	$1,112,583	$1,251,539	$1,084,384
4/21	$1,114,589	$1,262,063	$1,084,497
5/21	$1,116,568	$1,266,877	$1,084,693
6/21	$1,116,284	$1,276,113	$1,084,547
7/21	$1,117,053	$1,288,927	$1,084,778
8/21	$1,117,710	$1,288,066	$1,084,907
9/21	$1,118,323	$1,277,067	$1,084,898
10/21	$1,117,896	$1,276,023	$1,084,719
11/21	$1,116,369	$1,277,564	$1,084,350
12/21	$1,117,107	$1,276,703	$1,083,569
1/22	$1,114,472	$1,248,712	$1,081,165
2/22	$1,112,944	$1,231,687	$1,080,129
3/22	$1,108,057	$1,198,643	$1,076,913
4/22	$1,105,682	$1,153,936	$1,075,683
5/22	$1,104,624	$1,160,286	$1,077,902
6/22	$1,098,077	$1,137,100	$1,073,163
7/22	$1,103,427	$1,165,689	$1,074,867
8/22	$1,106,873	$1,135,386	$1,073,907
9/22	$1,104,820	$1,086,469	$1,071,075
10/22	$1,105,269	$1,074,548	$1,071,234
11/22	$1,110,860	$1,114,614	$1,074,584
12/22	$1,116,884	$1,110,828	$1,079,184
1/23	$1,127,784	$1,145,286	$1,083,151
2/23	$1,130,503	$1,117,145	$1,084,331
3/23	$1,132,435	$1,143,352	$1,092,502
4/23	$1,139,064	$1,150,337	$1,094,973
5/23	$1,143,529	$1,138,410	$1,096,156
6/23	$1,149,180	$1,136,641	$1,099,235
7/23	$1,155,088	$1,137,771	$1,104,510
8/23	$1,161,141	$1,130,920	$1,109,243
9/23	$1,166,071	$1,103,953	$1,113,381
10/23	$1,171,131	$1,087,351	$1,118,501
11/23	$1,178,582	$1,136,287	$1,125,463
12/23	$1,187,361	$1,179,403	$1,133,298
1/24	$1,193,764	$1,176,580	$1,137,686
2/24	$1,198,858	$1,162,474	$1,139,284
3/24	$1,205,334	$1,173,887	$1,143,962
4/24	$1,209,348	$1,146,456	$1,146,706
5/24	$1,215,935	$1,165,459	$1,152,327
6/24	$1,221,268	$1,176,114	$1,157,229
7/24	$1,229,201	$1,202,809	$1,165,054
8/24	$1,237,118	$1,220,515	$1,172,497
9/24	$1,243,656	$1,237,255	$1,180,082

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.65%	2.63%	2.20%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg 9-12 Months Short Treasury Index	5.99%	2.18%	1.67%

AssetsNet	$ 774,228,934
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,817,398
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$774,228,934
# of Portfolio Holdings	202
Portfolio Turnover Rate	96%
Total Advisory Fees Paid	$1,817,398

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	7.2%
Not Rated	0.7%
BB	1.5%
BBB	28.7%
A	21.3%
AA	12.6%
AAA	28.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000195935
Shareholder Report [Line Items]
Fund Name	Calvert Ultra-Short Duration Income Fund
Class Name	Class R6
Trading Symbol	CULRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index):

↑ The Fund’s sector allocations contributed most to performance relative to the Index during the period

↑ The Fund’s position in investment-grade corporate bonds contributed to performance relative to the Index during the period

↑ The Fund’s positions in asset-backed securities, commercial mortgage-backed securities, and high yield corporate securities contributed to performance relative to the Index during the period

↓ The Fund’s underweight measure of duration detracted most from performance relative to the Index during the period

↓ The Fund’s position in bank loans detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,000,574	$5,048,962	$5,000,130
11/14	$5,001,127	$5,076,209	$5,000,503
12/14	$5,001,655	$5,067,038	$4,997,630
1/15	$5,001,903	$5,163,490	$5,002,456
2/15	$5,015,841	$5,133,397	$5,002,137
3/15	$5,019,867	$5,154,585	$5,002,758
4/15	$5,027,773	$5,148,604	$5,006,014
5/15	$5,032,581	$5,139,597	$5,007,056
6/15	$5,029,478	$5,082,236	$5,008,118
7/15	$5,030,959	$5,111,830	$5,009,248
8/15	$5,029,325	$5,096,768	$5,008,822
9/15	$5,020,984	$5,116,718	$5,013,729
10/15	$5,025,803	$5,133,074	$5,013,075
11/15	$5,034,272	$5,114,355	$5,007,184
12/15	$5,032,659	$5,088,805	$5,007,597
1/16	$5,029,069	$5,144,980	$5,016,977
2/16	$5,025,164	$5,181,528	$5,018,064
3/16	$5,047,387	$5,245,029	$5,024,361
4/16	$5,070,537	$5,280,765	$5,029,467
5/16	$5,083,300	$5,284,889	$5,027,608
6/16	$5,089,520	$5,377,929	$5,039,426
7/16	$5,106,645	$5,422,245	$5,039,465
8/16	$5,116,062	$5,428,094	$5,039,835
9/16	$5,125,618	$5,429,384	$5,043,228
10/16	$5,135,106	$5,393,365	$5,046,154
11/16	$5,138,393	$5,272,137	$5,044,108
12/16	$5,144,349	$5,287,798	$5,047,099
1/17	$5,154,026	$5,306,454	$5,054,292
2/17	$5,165,800	$5,347,397	$5,056,784
3/17	$5,169,590	$5,345,606	$5,054,816
4/17	$5,179,539	$5,389,960	$5,058,124
5/17	$5,185,518	$5,431,545	$5,059,763
6/17	$5,192,230	$5,426,940	$5,062,084
7/17	$5,201,913	$5,453,971	$5,069,406
8/17	$5,208,648	$5,501,026	$5,074,978
9/17	$5,215,599	$5,481,666	$5,076,914
10/17	$5,224,750	$5,488,248	$5,078,948
11/17	$5,229,893	$5,479,943	$5,078,759
12/17	$5,235,615	$5,504,100	$5,081,651
1/18	$5,243,228	$5,451,135	$5,086,543
2/18	$5,247,230	$5,399,447	$5,088,428
3/18	$5,252,644	$5,426,680	$5,096,674
4/18	$5,262,050	$5,390,471	$5,101,126
5/18	$5,276,164	$5,419,867	$5,111,590
6/18	$5,283,855	$5,412,007	$5,118,513
7/18	$5,295,357	$5,423,333	$5,126,404
8/18	$5,307,730	$5,450,052	$5,137,400
9/18	$5,317,905	$5,426,699	$5,142,120
10/18	$5,318,335	$5,381,303	$5,151,685
11/18	$5,314,549	$5,405,504	$5,163,110
12/18	$5,306,230	$5,490,077	$5,178,437
1/19	$5,343,276	$5,565,773	$5,193,262
2/19	$5,367,086	$5,571,839	$5,204,022
3/19	$5,380,504	$5,672,454	$5,220,505
4/19	$5,404,431	$5,680,394	$5,230,487
5/19	$5,417,627	$5,767,409	$5,245,454
6/19	$5,424,892	$5,848,985	$5,266,012
7/19	$5,443,023	$5,866,395	$5,270,823
8/19	$5,449,722	$5,999,137	$5,289,893
9/19	$5,464,731	$5,973,146	$5,296,484
10/19	$5,476,149	$5,992,444	$5,314,640
11/19	$5,486,954	$5,991,246	$5,318,306
12/19	$5,497,730	$6,000,174	$5,327,720
1/20	$5,513,748	$6,107,865	$5,339,441
2/20	$5,523,756	$6,199,319	$5,362,959
3/20	$5,267,798	$6,078,224	$5,408,644
4/20	$5,353,188	$6,199,980	$5,410,000
5/20	$5,410,062	$6,257,887	$5,409,604
6/20	$5,471,988	$6,310,102	$5,411,402
7/20	$5,461,127	$6,420,945	$5,413,628
8/20	$5,488,565	$6,383,919	$5,414,411
9/20	$5,499,558	$6,372,414	$5,415,548
10/20	$5,510,461	$6,349,638	$5,415,787
11/20	$5,532,768	$6,432,497	$5,417,432
12/20	$5,549,648	$6,454,709	$5,417,907
1/21	$5,560,783	$6,414,139	$5,419,777
2/21	$5,566,143	$6,331,377	$5,420,460
3/21	$5,571,177	$6,257,696	$5,421,919
4/21	$5,575,827	$6,310,316	$5,422,485
5/21	$5,585,935	$6,334,386	$5,423,467
6/21	$5,590,287	$6,380,565	$5,422,736
7/21	$5,588,737	$6,444,633	$5,423,890
8/21	$5,592,247	$6,440,332	$5,424,533
9/21	$5,595,500	$6,385,334	$5,424,491
10/21	$5,593,549	$6,380,115	$5,423,593
11/21	$5,586,084	$6,387,822	$5,421,751
12/21	$5,589,973	$6,383,515	$5,417,843
1/22	$5,582,602	$6,243,562	$5,405,826
2/22	$5,569,459	$6,158,437	$5,400,645
3/22	$5,545,164	$5,993,214	$5,384,563
4/22	$5,533,443	$5,769,682	$5,378,414
5/22	$5,528,330	$5,801,428	$5,389,512
6/22	$5,495,681	$5,685,501	$5,365,816
7/22	$5,522,670	$5,828,446	$5,374,335
8/22	$5,540,095	$5,676,928	$5,369,536
9/22	$5,529,969	$5,432,344	$5,355,373
10/22	$5,538,124	$5,372,739	$5,356,169
11/22	$5,566,301	$5,573,070	$5,372,919
12/22	$5,596,668	$5,554,141	$5,395,919
1/23	$5,645,710	$5,726,432	$5,415,753
2/23	$5,665,289	$5,585,724	$5,421,655
3/23	$5,675,147	$5,716,761	$5,462,510
4/23	$5,702,729	$5,751,684	$5,474,864
5/23	$5,725,282	$5,692,052	$5,480,781
6/23	$5,753,782	$5,683,206	$5,496,173
7/23	$5,789,469	$5,688,856	$5,522,550
8/23	$5,814,041	$5,654,598	$5,546,214
9/23	$5,838,923	$5,519,764	$5,566,906
10/23	$5,864,470	$5,436,756	$5,592,506
11/23	$5,907,996	$5,681,437	$5,627,313
12/23	$5,946,166	$5,897,014	$5,666,488
1/24	$5,984,460	$5,882,902	$5,688,429
2/24	$6,010,184	$5,812,368	$5,696,420
3/24	$6,041,858	$5,869,437	$5,719,811
4/24	$6,062,169	$5,732,278	$5,733,531
5/24	$6,095,381	$5,827,297	$5,761,635
6/24	$6,122,320	$5,880,568	$5,786,147
7/24	$6,162,287	$6,014,044	$5,825,271
8/24	$6,195,950	$6,102,576	$5,862,485
9/24	$6,235,022	$6,186,276	$5,900,411

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	6.78%	2.67%	2.23%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg 9-12 Months Short Treasury Index	5.99%	2.18%	1.67%

AssetsNet	$ 774,228,934
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,817,398
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$774,228,934
# of Portfolio Holdings	202
Portfolio Turnover Rate	96%
Total Advisory Fees Paid	$1,817,398

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	7.2%
Not Rated	0.7%
BB	1.5%
BBB	28.7%
A	21.3%
AA	12.6%
AAA	28.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745